[LOGO OMITTED]
DEUTSCHE BANC ALEX. BROWN

DEUTSCHE BANC ALEX.BROWN
CASH RESERVE SHARES

Prime Series
Treasury Series
Tax-Free Series

ANNUAL REPORT

March 31, 2000



[LOGO OMITTED]
Deutsche Bank

FUND FEATURES
--------------------------------------------------------------------------------

O DAILY DIVIDENDS
  The Fund declares dividends daily and distributes them monthly in the form of additional shares.

O CHECK REDEMPTION PRIVILEGE
  After completing an authorization form, you may redeem your shares by writing a check (in a minimum amount of $500) on your account. You will continue to earn dividends until your check reaches the bank for clearance.

O NO SALES CHARGE AND IMMEDIATE LIQUIDITY
  You may buy or redeem shares in your account at any time. There is no sales charge or penalty imposed by the Fund for the purchase or redemption of shares (other fees and expenses do apply to a continued investment in the Fund and are described in the prospectus.)

O CONSTANT NET ASSET VALUE
  The Fund will attempt to maintain a constant net asset value of $1.00 per share and has done so since its inception on August 11, 1981. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

O MINIMUM INVESTMENT
  The minimum initial investment is $1,500. Subsequent investments may be made in amounts of $100 or more.

  This report is prepared for the general information of shareholders of Deutsche Banc Alex. Brown Cash Reserve Shares. It may be distributed only to current shareholders or to persons who have received a current prospectus.

  This Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

     We are pleased to report on the progress of your Fund for the twelve months ended March 31, 2000. At the end of the period, the Fund's net assets totaled $9,175,788,264, an increase of more than 45% from March 31, 1999. The dis-tribution of the Fund's assets among its three series is illustrated in the following pie chart.

                                [GRAPHIC OMITTED]

                               PLOT POINTS FOLLOW:
Prime Series $6.5 billion
Treasury Series $889 million
Tax-Free Series $1.8 billion

MARKET ACTIVITY

     Three major factors impacted the money markets over the annual period ended March 31, 2000--the ongoing extraordinary performance of the U.S. economy, the actions of the Federal Reserve Board, and the liquidity concerns surrounding Y2K. These factors combined to push yields on short-term money market securities significantly higher.

o RAPID U.S. ECONOMIC GROWTH, BENIGN INFLATION, THE LOWEST UNEMPLOYMENT RATE IN A GENERATION, AND A SPECTACULAR RUNUP IN THE U.S. EQUITY MARKET GAVE
    CONSUMERS THE CONFIDENCE NECESSARY TO UTILIZE THEIR PURCHASING POWER. Housing, retail sales, and auto sales were all at historic levels. Subdued wage demands, competitive pressures, productivity improvements and global overcapacity combined to keep prices in check. Simultaneously, foreign economies around the world showed clear signs of recovery, with growth rates in Europe and Asia, in particular, increasing.

o THE FEDERAL RESERVE BOARD RAISED SHORT-TERM INTEREST RATES FIVE TIMES DURING THE FUND'S FISCAL YEAR. The Fed argued that the pace of the economy could not be indefinitely supported by labor force growth and productivity and thus may rekindle inflation. The Fed moved interest rates three times in 1999--on June 30, August 24 and November 16--and twice in the first quarter of 2000--on February 2 and March 21. The increases were slow and methodical at hikes of 0.25% each time.

--------------------------------------------------------------------------------

o MONEY MARKET INVESTORS AND ISSUERS ALIKE BELIEVED LIQUIDITY WOULD BE SCARCE OVER YEAR-END 1999, AS ANTICIPATION OF Y2K GREW INCREASINGLY UNCERTAIN. Both corporate and asset-backed issuers flooded the market with paper early in the fourth quarter of 1999, hoping to secure their year-end financing. To calm the markets, the Fed announced in October that it would provide the market with several liquidity facilities, including a repurchase agreement facility with expanded collateral guidelines and a Standby Financing Facility. The U.S. Treasury also issued substantial amounts of cash management bills, adding much needed liquidity to the market at year end. As with most other secular Y2K fears, the money markets' liquidity concerns also turned out to be for naught.

o TO A LESS DRAMATIC DEGREE, THE MUNICIPAL MARKETS FOLLOWED A SIMILAR TREND AS THEIR TAXABLE COUNTERPARTS, WITH YIELDS RISING AS ONGOING U.S. ECONOMIC STRENGTH, FED TIGHTENING AND Y2K LIQUIDITY FEARS IMPOSED PRESSURE. The yield on one-year municipal notes rose 1.10%, to 4.15% on March 31, 2000 from 3.05% on March 31, 1999. With the exception of just a couple of issuers with unusually large note offerings, there remained a compelling lack of supply through most of the annual period. However, strong demand for municipal securities partially offset some of the negative pressures causing the increase in yields. The sustained national expansion, now entering its tenth year, has resulted in greater economic diversity, increased financial flexibility and still healthy tax coffers in many locales. Thus, credit quality continued to improve across most tax-exempt sectors.

INVESTMENT REVIEW
     We continue to manage the Fund conservatively, maintaining high portfolio quality, adjusting weighted average maturities in response to market conditions, and strictly limiting exposure to any particular issue. Evidence of our insistence on these unusually high investment standards can be found in Standard & Poor's (S&P) ratings of each Fund Series. The Prime, Treasury, and Tax-Free Series each maintain a "AAAm" rating. This rating is the highest that S&P awards to money market funds. We have always believed that a money fund is not a place to take chances or to speculate for additional yield.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                WEIGHTED AVERAGE MATURITY (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------
 DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES PRIME SERIES         46 DAYS
 First Tier Retail Money Fund Average                               51 days
--------------------------------------------------------------------------------
 DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES TREASURY SERIES      43 DAYS
 Treasury Retail Money Fund Average                                 58 days
--------------------------------------------------------------------------------
 DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES TAX-FREE SERIES      37 DAYS
 National Retail Tax-Free Money Fund Average                        36 days
--------------------------------------------------------------------------------

SOURCE: IBC/DONOGHUE, INC. "MONEY FUND REPORT," APRIL 3, 1998.

THE MONEY FUND AVERAGES ARE AVERAGE MATURITIES OF ALL FUNDS IN THEIR RESPECTIVE CATEGORIES.

--------------------------------------------------------------------------------
                             PERFORMANCE COMPARISONS
                 (FOR THE 7-DAY CURRENT YIELD AT MARCH 31, 2000)
--------------------------------------------------------------------------------
 DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES PRIME SERIES         5.37%
 First Tier Retail Money Fund Average                               5.29%
--------------------------------------------------------------------------------
 DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES TREASURY SERIES      5.43%
 Treasury Retail Money Fund Average                                 5.03%
--------------------------------------------------------------------------------
 DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES` TAX-FREE SERIES     3.12%
 National Retail Tax-Free Money Fund Average                        3.14%
--------------------------------------------------------------------------------
SOURCE: IBC/DONOGHUE, INC. "MONEY FUND REPORT."

THE YIELDS SHOWN REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL VARY.

PRIME SERIES
     Our strategy in this Series continued to be concentrated on investing in high quality issues. As of March 31, 2000, 77.8% of the Series was invested in securities rated A-1+/P-1 and 22.2% in securities rated A-1/P-1, by Standard & Poor's and Moody's.

     Throughout most of 1999, we maintained a slightly long to the benchmark weighted average maturity position, taking advantage of the steep yield curve in money markets, as issuers and investors anticipated higher interest rates. Towards the end of the year, money market issuers were very aggressive, seeking to extend

--------------------------------------------------------------------------------

their maturities into the year 2000 to avoid potential Y2K problems. This excessive issuance caused both an abnormally steep yield curve in fixed rate securities and wide yield spreads on floating rate notes. We took advantage of both--as well as the Fed rate increases--by "barbelling" the portfolio, with fixed securities and floating rate instruments. This strategy proved to be effective for the portfolio. We also successfully maintained the liquidity necessary for potential Y2K problems by purchasing Treasury bills and other very liquid instruments during the last quarter of 1999.

     In the first quarter of 2000, we began to utilize the expanded guidelines approved by the Fund's Board of Directors. Although we purchased foreign issuers' securities, we did not change the credit quality of the Series, and all issuers still must be rated in the highest rating categories by two rating agencies, such as Standard & Poor's and Moody's Investors Services. As of March 31, 2000, 67.9% of the Series was invested in U.S. commercial paper, 16.3% in corporate floating rate securities, 6.8% in Euro time deposits, 4.0% in Yankee certificates of deposit, 3.2% in Euro-dollar certificates of deposit, 0.9% in U.S. certificates of deposit, 0.8% in U.S. medium-term notes, and 0.1% in government agency securities.

TREASURY SERIES
     Throughout most of 1999, we maintained a neutral to the benchmark weighted average maturity position, taking advantage of occasional higher yields incurred in the short-term Treasury markets resulting from the issuance of cash management bills. This strategy proved to be effective for the portfolio. We also successfully maintained the liquidity necessary for potential Y2K problems by purchasing cash management bills, which proved to be the most liquid instrument.

     The first quarter of 2000 brought some unexpected changes to the government market. The Federal agencies, including Fannie Mae, Freddie Mac and FHLB, announced their decision to standardize their discount note issuance by auctioning their notes weekly, similar to the way Treasury bills are issued. These agencies feel that this action may be a viable alternative to smaller Treasury issuance in the future and that many investors could alternate purchases between different government securities. With these traditional Treasury buyers participating in the agency market, this gave us more supply and better yields from which to choose, in turn, helping to boost the yield of this Series.

--------------------------------------------------------------------------------
     During the early months of 2000, we began to manage this Series with a shorter duration than in 1999, since we feel that more interest rate increases will be forthcoming from the Federal Reserve Board. At the end of the annual period, approximately 96.6% of the portfolio was invested in short-term Treasury bills and 3.4% in short-term Treasury notes.

TAX-FREE SERIES
     Throughout most of 1999, we maintained a neutral to slightly short weighted average maturity in this Series, as the Fed moved into an active tightening mode. Each time the Fed hiked rates, we either took advantage of the buying opportunities it created or we sought shorter-maturity paper, as the one-year note index rose rather dramatically. We also adjusted the Series' relative maturity position in anticipation of seasonal cash flow and supply/demand phenomena.

     For example, in April, the short end of the municipal money market curve became very attractive based on outflows associated with tax season. We were able to take advantage of these higher rates due to its large percentage of variable rate and commercial paper holdings. In May and June, the portfolio moved from a short to neutral maturity position to offset some of the pressures on fixed rate paper associated with the beginning of annual note season for many municipalities. In July, large seasonal cash inflows, due to principal and interest payments, increased demand for money market eligible paper, but supply continued to decrease, putting pressures on variable rate demand notes and resulting in a 0.30% drop in yields. By month end, we shortened our weighted average maturity in anticipation of the second tightening by the Federal Reserve Board.

     During August, the state of Texas issued $3.9 billion in attractively priced one-year cash flow notes. Due to our shortening strategy in July, we were able to participate in the deal, while moving the portfolio's maturity only to a neutral position. These Texas notes proved to be a positive purchase for the Fund. In September, we increased our position in commercial paper to take advantage of their attractive yields versus variable rate demand notes, and we kept the portfolio's weighted average maturity relatively neutral throughout September and October in anticipation of the Fed's November rate hike.

--------------------------------------------------------------------------------
     In November, we increased the Series' position in 90-day commercial paper, which offered good value with rates competitive with those of one-year paper, as issuers sought to end their maturities into the year 2000 to avoid potential Y2K problems. In December, we increased our daily demand note position for extra liquidity in anticipation of potential Y2K cash outflows. These strategies effectively enabled us to stay within a neutral to short maturity range through the first quarter of 2000, while the Fed was still in a tightening mode, and still lock in competitive yields.

     At the end of the annual period, 62.4% of the Series was invested in municipal variable rate demand notes, 18.2% in municipal commercial paper, 8.9% in municipal notes, 8.1% in municipal bonds, and 2.4% in municipal put bonds. It is also well worth noting that while supply of tax-free securities remained low over the annual period, the Fund was able to maintain its high quality portfolio. As measured by Standard & Poor's, upgrades outpaced downgrades in the municipal market for 18 straight quarters, as of March 31, 2000. The Tax-Free Series' net assets grew more than 57% over the Fund's fiscal year, well ahead of its peer group.

LOOKING AHEAD
     We now know that the concerns and fears surrounding Y2K turned out to be a non-event. The world at large and the financial markets in particular continued to hum along without interruption. Looking ahead for the near term, we believe the U.S. economy still has substantial momentum, and the financial fundamentals for both households and businesses remain strong. Thus, we also feel that it will take somewhat higher interest rates to tone down the economy. We believe that more 0.25% incremental increases in rates are forthcoming from the Federal Reserve Board over the next few months before it pauses to assess the results of these tightenings on economic growth.

     For the Prime Series, then, our strategy going forward is to continue managing the portfolio with a shorter duration than we did in 1999. We also intend to maintain a significant position in floating rate securities to take advantage not only of any further increases in interest rates but also of the higher yields offered by these types of securities. In the Treasury Series, we also intend to continue managing the portfolio with a shorter duration than in 1999 to be well positioned for any further Fed rate increases.

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------
     In the Tax-Free Series, too, we intend to maintain a neutral to short weighted average maturity. We also intend to increase our variable rate holdings for liquidity in the near term to offset possible cash-flow reversals that may occur as tax time approaches in April. Overall credit quality in the tax-exempt market is expected to continue to remain high as the year progresses. However, higher interest rates may temper further improvement in municipal credit quality, as the economy slows and borrowing costs rise. Thus, we will continue to focus on the highest quality investments while still seeking competitive yields. In fact, in each of our Series, we seek to continue to concentrate the portfolios in very high quality credits and maintain our conservative investment strategies and standards for the foreseeable future.

     We continue to believe that the conservative approach we apply to investing on behalf of the Fund's Series will provide comfort, as well as competitive yields, to our shareholders.

     As always, we appreciate your continued support.

Sincerely,


               /S/ SIGNATURE                            /S/ SIGNATURE
              Darlene M. Rasel                           Susan Fare

              Darlene M. Rasel                           Susan Fare
          Portfolio Manager of the                Portfolio Manager of the
          Prime and Treasury Series                    Tax-Free Series

March 31, 2000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                           MARCH 31, 2000

                                      Rating(a
                                    ---------------        Par
PRIME SERIES                        S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER b - 68.7%
AIRCRAFT & AEROSPACE - 1.1%
   BAE Systems PLC
      6.05%       4/24/00 ......... A-1        P-1      $ 50,000  $  49,806,736
   British Aerospace PLC
      5.99%       6/8/00 .......... A-1        P-1        25,000     24,717,139
                                                                  -------------
                                                                     74,523,875
                                                                  -------------
ASSET BACKED - 21.0%
   Bavaria TRR Corp.
      6.07%       5/4/00 .......... A-1        P-1        19,000     18,900,688
   Ciesco, LP.
      6.08%       4/20/00 ......... A-1+       P-1        50,000     49,839,556
      6.08%       4/28/00 ......... A-1+       P-1        25,000     24,886,000
   Compass Securitization LLC
      5.88%       4/4/00 .......... A-1+       P-1        40,000     39,980,400
      6.04%       4/19/00 ......... A-1+       P-1        25,000     24,924,500
      6.07%       4/25/00 ......... A-1+       P-1        20,000     19,919,067
      5.87%       4/28/00 ......... A-1+       P-1        45,000     44,801,888
      5.93%       5/3/00 .......... A-1+       P-1        19,300     19,198,268
   Corporate Asset Funding Co., Inc.
      5.87%       4/11/00 ......... A-1+       P-1        65,000     64,894,014
      6.08%       4/25/00 ......... A-1+       P-1        75,000     74,696,000
      6.05%       5/4/00 .......... A-1+       P-1        45,000     44,750,438
      6.06%       5/15/00 ......... A-1+       P-1        25,000     24,814,833
   Corporate Receivables Corp.
      5.875%      4/10/00 ......... A-1+       P-1        30,000     29,955,937
      5.94%       6/19/00 ......... A-1+       P-1        10,000      9,869,650
   Delaware Funding Corp.
      6.03%       4/5/00 .......... A-1+       P-1        30,000     29,979,900
      5.86%       4/26/00 ......... A-1+       P-1        14,308     14,249,774
      6.10%       6/5/00 .......... A-1+       P-1        15,000     14,834,792
   Greyhawk Funding LLC.
      5.87%       4/24/00 ......... A-1+       P-1        15,000     14,943,746
      5.87%       4/26/00 ......... A-1+       P-1        25,000     24,898,090
      5.92%       5/17/00 ......... A-1+       P-1        30,000     29,773,066
   Moriarty Ltd.
      6.20%       9/25/00 ......... A-1+       P-1        25,000     24,237,917
   Park Avenue Receivables Corp.
      6.12%       4/10/00 ......... A-1        P-1        30,000     29,954,100
   Private Export Funding Corp.
      5.99%       4/6/00 .......... A-1+       P-1        25,000     24,979,201
      6.00%       6/22/00 ......... A-1+       P-1        22,000     21,699,333
   Quincy Capital Corp.
      5.97%       5/2/00 .......... A-1+       P-1        10,000      9,948,592
   Receivables Capital Corp.
      5.85%       4/5/00 .......... A-1+       P-1        10,000      9,993,500
      6.10%       4/20/00 ......... A-1+       P-1        40,000     39,871,222
      6.00%       5/5/00 .......... A-1+       P-1         7,795      7,750,828

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------

                                      Rating(a)
                                    ---------------        Par
PRIME SERIES (continued)            S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER - (continued)
ASSET BACKED - (CONTINUED)
   Riverwoods Funding Corp.
      5.85%       4/20/00 ......... A-1+       P-1      $ 20,000  $  19,938,250
   Santander Finance Bank
      5.92%       4/25/00 ......... A-1        P-1        35,000     34,861,867
   Sheffield Receivables Corp.
      6.06%       4/19/00 ......... A-1+       P-1        70,000     69,787,900
      6.09%       4/20/00 ......... A-1+       P-1       166,700    166,167,154
      6.10%       4/27/00 ......... A-1+       P-1        25,000     24,889,861
      6.10%       4/28/00 ......... A-1+       P-1        20,000     19,908,500
      5.98%       6/5/00 .......... A-1+       P-1        20,000     19,784,055
   Tulip Funding Corp.
      5.95%       5/26/00 ......... A-1+       P-1        25,000     24,772,743
      6.15%       6/15/00 ......... A-1+       P-1        60,000     59,231,667
   Windmill Funding Corp.
      5.92%       4/10/00 ......... A-1+       P-1        40,000     39,940,800
      6.05%       4/19/00 ......... A-1+       P-1        44,000     43,866,900
      5.87%       4/25/00 ......... A-1+       P-1        25,000     24,902,166
      6.11%       6/21/00 ......... A-1+       P-1        12,000     11,835,030
      6.09%       6/26/00 ......... A-1+       P-1        15,000     14,781,776
                                                                 --------------
                                                                  1,363,213,969
                                                                 --------------
AUTOMOBILES & TRUCKS - 5.0%
   Ford Motor Credit Corp.
      6.12%       4/4/00 .......... A-1        P-1       100,000     99,949,000
   PACCAR Financial Corp.
      5.90%       5/18/00 ......... A-1+       P-1        13,000     12,899,864
   Toyota Motor Credit Corp.
      5.99%       4/20/00 ......... A-1+       P-1        49,750     49,592,721
      6.04%       4/26/00 ......... A-1+       P-1        50,000     49,790,278
      6.00%       5/8/00 .......... A-1+       P-1        16,500     16,398,250
      5.945%      5/9/00 .......... A-1+       P-1        50,000     49,686,236
      6.00%       5/11/00 ......... A-1+       P-1        20,000     19,866,667
      6.05%       8/28/00 ......... A-1+       P-1        25,000     24,373,992
                                                                 --------------
                                                                    322,557,008
                                                                 --------------
BANKS - 2.5%
   Bank of America
      5.89%       5/3/00 .......... A-1        P-1        25,000     24,869,111
      6.06%       8/9/00 .......... A-1        P-1        40,000     39,124,667
      6.10%       9/8/00 .......... A-1        P-1        18,000     17,512,000
   Fortis Funding LLC
      6.02%       4/24/00 ......... A-1+       P-1        50,000     49,807,694
      6.08%       9/1/00 .......... A-1+       P-1        30,000     29,224,800
                                                                 --------------
                                                                    160,538,272
                                                                 --------------

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                           MARCH 31, 2000

                                      Rating(a)
                                    ---------------        Par
PRIME SERIES (continued)            S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER - (continued)
CONGLOMERATES - 0.9%
   Honeywell International Inc.
      6.05%       4/26/00 ......... A-1        P-1      $ 19,798  $  19,714,821
      5.91%       5/15/00 ......... A-1        P-1        40,000     39,711,067
                                                                 --------------
                                                                     59,425,888
                                                                 --------------
CONSUMER PRODUCTS - 0.8%
   Gillette Co.
      6.01%       4/10/00 ......... A-1+       P-1        53,500     53,419,616
                                                                 --------------
CORPORATE - 0.2%
   Rio Tinto America, Inc.
      5.90%       4/26/00 ......... A-1+       P-1        12,000     11,950,833
                                                                 --------------
ELECTRICAL & ELECTRONICS - 0.4%
   Invensys PLC
      5.92%       5/8/00 .......... A-1        P-1        25,000     24,847,889
                                                                 --------------
FINANCE, CONSUMER - 1.5%
   American Express Co.
      6.40%       4/3/00 .......... A-1        P-1        97,800     97,765,227
                                                                 --------------
FINANCE, DIVERSIFIED - 5.8%
   Associates First Capital Corp.
      6.03%       4/12/00 ......... A-1        P-1        40,000     39,926,300
      5.90%       5/3/00 .......... A-1        P-1        25,000     24,868,889
      5.88%       5/11/00 ......... A-1        P-1        30,000     29,804,000
      5.92%       5/25/00 ......... A-1        P-1        20,000     19,822,400
   General Electric Capital Corp.
      5.78%       4/20/00 ......... A-1+       P-1        25,000     24,923,736
      6.04%       4/26/00 ......... A-1+       P-1        35,000     34,853,194
      5.91%       5/3/00 .......... A-1+       P-1        20,000     19,894,933
      5.83%       5/5/00 .......... A-1+       P-1        10,000      9,944,939
      5.90%       5/11/00 ......... A-1+       P-1        25,000     24,836,111
      5.94%       5/17/00 ......... A-1+       P-1        30,000     29,772,300
      5.88%       5/18/00 ......... A-1+       P-1        50,000     49,616,167
      5.90%       5/19/00 ......... A-1+       P-1        40,000     39,685,333
      5.94%       5/22/00 ......... A-1+       P-1        25,000     24,789,626
                                                                 --------------
                                                                    372,737,928
                                                                 --------------
FINANCIAL SERVICES - 3.1%
   Goldman Sachs, Inc.
      6.09%       8/22/00 ......... A-1+       P-1        65,000     63,427,596
   Merrill Lynch & Co., Inc.
      5.93%       5/22/00 ......... A-1+       P-1        60,000     59,495,950
   Morgan Stanley Dean Witter
      5.85%       4/3/00 .......... A-1        P-1        30,000     29,990,250

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------

                                      Rating(a)
                                    ---------------        Par
PRIME SERIES (continued)            S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER - (continued)
FINANCIAL SERVICES - (CONTINUED)
   Salomon Smith Barney, Inc.
      5.95%       5/15/00 ......... A-1        P-1      $ 50,000 $   49,636,389
                                                                 --------------
                                                                    202,550,185
                                                                 --------------
FOODS - 1.5%
   Albertsons, Inc.
      6.02%       4/6/00 .......... A-1        P-1        45,000     44,962,375
      6.08%       4/13/00 ......... A-1        P-1        20,000     19,959,467
   H.J. Heinz Co.
      5.98%       4/20/00 ......... A-1        P-1        24,000     23,924,253
   Sysco Corp.
      6.25%       4/3/00 .......... A-1+       P-1         7,000      6,997,569
                                                                 --------------
                                                                     95,843,664
                                                                 --------------
FOREIGN SOVEREIGNS - 1.9%
   Eksportfinans A/S
      6.07%       4/12/00 ......... A-1+       P-1        45,000     44,916,538
      5.92%       5/24/00 ......... A-1+       P-1        35,000     34,694,956
   Province of Quebec
      6.09%       8/17/00 ......... A-1+       P-1        35,000     34,182,925
      6.09%       8/21/00 ......... A-1+       P-1         8,000      7,807,827
                                                                 --------------
                                                                    121,602,246
                                                                 --------------
INSURANCE, PROPERTY AND CASUALTY - 7.1%
   Aegon Funding Corp.
      5.91%       5/22/00 ......... A-1+       P-1        20,000     19,832,550
      6.17%       9/13/00 ......... A-1+       P-1        25,000     24,293,021
      6.18%       9/18/00 ......... A-1+       P-1        15,000     14,562,250
      6.20%       12/1/00 ......... A-1+       P-1        30,000     28,739,333
   John Hancock Capital Corp.
      5.98%       4/14/00 ......... A-1+       P-1        40,255     40,168,072
   Met Life Funding Inc.
      6.03%       4/17/00 ......... A-1+       P-1        30,789     30,706,485
      6.03%       4/18/00 ......... A-1+       P-1        46,000     45,869,015
      6.03%       4/24/00 ......... A-1+       P-1        46,645     46,465,300
   Teachers Insurance & Annuity
      Association of America
      6.25%       4/3/00 .......... A-1+       P-1       113,434    113,394,613
      6.02%       4/20/00 ......... A-1+       P-1        50,000     49,841,139
   Transamerica Finance Corp.
      6.25%       4/3/00 .......... A-1        P-1        50,000     49,982,639
                                                                 --------------
                                                                    463,854,417
                                                                 --------------

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DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                           MARCH 31, 2000

                                      Rating(a)
                                    ---------------        Par
PRIME SERIES (continued)            S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER - (continued)
INTEGRATED OIL - 3.1%
   Exxon Mobil Australia Ltd.
      5.98%       4/6/00 .......... A-1+       P-1      $100,000  $  99,916,944
   BP Amoco Capital PLC.
      6.23%       4/3/00 .......... A-1+       P-1       100,000     99,965,389
                                                                 --------------
                                                                    199,882,333
                                                                 --------------
OIL TRANSPORTATION - 0.5%
   Colonial Pipeline Co.
      5.75%       4/4/00 .......... A-1+       P-1        10,750     10,744,849
      5.75%       4/27/00 ......... A-1+       P-1        11,500     11,452,243
      5.78%       5/17/00 ......... A-1+       P-1         8,000      7,940,916
      6.05%       7/17/00 ......... A-1+       P-1         3,500      3,437,063
                                                                 --------------
                                                                     33,575,071
                                                                 --------------
PHARMACEUTICALS - 1.0%
   Johnson & Johnson
      5.82%       4/14/00 ......... A-1+       P-1        65,000     64,863,572
                                                                 --------------
TELEPHONE - 8.3%
   AT&T Corp.
      6.00%       4/4/00 .......... A-1+       P-1        30,000     29,985,000
      6.00%       4/6/00 .......... A-1+       P-1        20,000     19,983,333
      5.87%       5/10/00 ......... A-1+       P-1         5,000      4,968,204
   Bell Atlantic Network Funding Corp.
      5.82%       4/4/00 .......... A-1+       P-1        20,000     19,990,300
      5.99%       4/18/00 ......... A-1+       P-1         5,702      5,685,871
      5.99%       4/24/00 ......... A-1+       P-1        10,492     10,451,848
   Bell South Telecommunications, Inc.
      6.07%       4/26/00 ......... A-1+       P-1        11,300     11,252,367
   British Telecomunications PLC, Inc.
      6.22%       12/4/00 ......... A-1+       P-1        30,000     28,719,717
   France Telecom
      6.10%       4/3/00 .......... A-1+       P-1        60,000     59,979,667
      6.02%       4/17/00 ......... A-1+       P-1        63,795     63,624,313
      6.08%       4/20/00 ......... A-1+       P-1         8,877      8,848,515
      6.08%       4/28/00 ......... A-1+       P-1        35,000     34,840,400
      6.05%       5/22/00 ......... A-1+       P-1        45,000     44,614,313
      5.93%       6/1/00 .......... A-1+       P-1        40,000     39,598,078
   SBC Communications, Inc.
      5.68%       5/15/00 ......... A-1+       P-1        15,000     14,895,867
      6.06%       5/19/00 ......... A-1+       P-1        40,000     39,676,800
   Vodafone Airtouch PLC.
      6.27%       4/3/00 .......... A-1        P-1       100,000     99,965,166
                                                                 --------------
                                                                    537,079,759
                                                                 --------------

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------

                                      Rating(a)
                                    ---------------        Par
PRIME SERIES (continued)            S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER - (continued)
UTILITIES - 3.2%
   National Rural Utilities Corporate
    Finance Corporation
      5.90%       4/3/00 .......... A-1+       P-1      $ 25,000  $  24,991,806
      5.83%       4/7/00 .......... A-1+       P-1        45,000     44,956,275
      6.13%       7/17/00 ......... A-1+       P-1        20,000     19,635,606
      6.12%       7/18/00 ......... A-1+       P-1        51,136     50,197,143
      6.08%       9/11/00 ......... A-1+       P-1        20,000     19,449,422
      6.145%      9/19/00 ......... A-1+       P-1        25,000     24,270,282
      6.22%       12/1/00 ......... A-1+       P-1        25,000     23,946,056
                                                                 --------------
                                                                    207,446,590
                                                                 --------------
   TOTAL COMMERCIAL PAPER
     (Amortized Cost $4,467,678,342) ...........................  4,467,678,342
                                                                 --------------
 MEDIUM-TERM NOTE - 0.8%
   E.I. Dupont de Nemours and Co.
      5.079%      4/3/00 .......... A-1+       P-1        30,000     29,998,114
      4.998%      4/14/00 ......... A-1+       P-1        20,000     19,991,906
                                                                 --------------
   TOTAL MEDIUM TERM NOTE
      (Amortized Cost $49,990,020) .............................     49,990,020
                                                                 --------------
 FLOATING RATE - NOTE - 16.5%
   American Express Co.
      6.081%      2/23/01 ......... A-1        P-1        30,000     30,000,000
   AT&T Corp.
      5.99%       7/13/00 ......... A-1+       P-1        15,000     14,998,312
      6.128%      8/7/00 .......... A-1+       P-1        10,000     10,000,685
      5.89%       3/8/01 .......... A-1+       P-1        60,000     59,989,109
   Associates Corp. of North America
      5.917%      3/16/01 ......... A-1        P-1        65,000     64,954,214
   Bank of America
      6.25%       1/25/01 ......... A-1        P-1        35,000     35,000,000
   Bayerische Landesbank Girozentrale
      5.925%      11/9/00 ......... A-1+       P-1        40,000     39,993,529
      6.04%       2/26/01 ......... A-1+       P-1        50,000     49,977,809
      6.049%      2/28/01 ......... A-1+       P-1        40,000     39,982,185
      6.051%      3/1/01 .......... A-1+       P-1        40,000     39,982,099
   Chase Manhattan Bank
      6.358%      11/2/00 ......... A-1+       P-1        35,000     35,066,880
      6.34%       11/17/00 ........ A-1+       P-1        15,000     15,027,480
   Credit Agricole Indosuez SA
      5.94%       11/8/00 ......... A-1+       P-1        35,000     34,999,793
   Credit Suisse First Boston, Inc.
      5.84%       2/20/01 ......... A-1+       P-1        30,000     29,997,358

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                           MARCH 31, 2000

                                      Rating(a)
                                    ---------------        Par
PRIME SERIES (continued)            S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
FLOATING RATE - NOTE - (continued)
   Federal Home Loan Bank
      6.156%      4/14/00 ......... A-1+       P-1      $ 50,000  $  49,999,112
      5.874%      5/12/00 ......... A-1+       P-1        20,000     19,998,096
      5.819%      7/12/00 ......... A-1+       P-1         6,000      5,999,164
   Federal National Mortgage Association
      5.85%       11/17/00 ........ A-1+       P-1        10,000      9,993,150
      5.953%      11/22/00 ........ A-1+       P-1        15,000     14,992,295
   Ford Motor Credit Corp.
      6.06%       11/22/00 ........ A-1        P-1        35,000     35,000,676
   General Electric Capital Corp.
      5.976%      4/12/00 ......... A-1+       P-1        25,000     25,000,000
      6.049%      5/12/00 ......... A-1+       P-1        10,000     10,000,000
   Goldman Sachs, Inc
      6.22%       1/25/01 ......... A-1+       P-1        40,000     40,059,602
   Household Finance Corp.
      6.15%       9/14/00 ......... A-1        P-1        35,000     35,024,560
   Merrill Lynch & Co.,Inc.
      6.298%      9/25/00 ......... A-1+       P-1        25,000     25,009,721
      6.327%      1/12/01 ......... A-1+       P-1        35,000     35,094,138
   Morgan J.P., Inc.
      5.994%      3/16/01 ......... A-1+       P-1        60,000     60,000,000
   Morgan Stanley Dean Witter
      5.775%      5/4/00 .......... A-1        P-1        50,000     50,000,000
      5.97%       3/16/01 ......... A-1        P-1        55,000     55,000,000
   Societe Generale
      6.054%      1/19/01 ......... A-1+       P-1        45,000     44,978,575
   West Deustsche Landesbank Girozentrale
      6.045%      2/26/01 ......... A-1+       P-1        55,000     54,975,589
                                                                 --------------
   TOTAL FLOATING RATE - NOTE
      (Amortized Cost $1,071,094,131) ..........................  1,071,094,131
                                                                 --------------
CERTIFICATE OF DEPOSIT - 0.9%
   Bank of America
      5.88%       4/5/00 .......... A-1        P-1        10,000      9,999,961
   Bank One Corp.
      6.18%       6/23/00 ......... A-1        P-1        50,000     50,000,000
                                                                 --------------
   TOTAL CERTIFICATE OF DEPOSIT
      (Amortized Cost $59,999,961) .............................     59,999,961
                                                                 --------------
 EURO TIME DEPOSITS - 6.8%
   Bank of Scotland
      5.97%       4/11/00 ......... A-1+       P-1        30,000     30,000,000
   West Deustsche Landesbank Girozentrale
      5.97%       4/7/00 .......... A-1+       P-1        40,000     40,000,000
      6.125%      6/28/00 ......... A-1+       P-1        75,000     75,000,000
      6.32%       8/24/00 ......... A-1+       P-1        40,000     40,000,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------

                                      Rating(a)
                                    ---------------        Par
PRIME SERIES (continued)            S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
EURO TIME DEPOSITS - (continued)
   Bayerische Landesbank Girozentrale
      5.97%       4/14/00 ......... A-1+       P-1      $ 50,000  $  50,000,000
      6.25%       7/3/00 .......... A-1+       P-1        50,000     50,000,000
      6.17%       7/18/00 ......... A-1+       P-1        25,000     25,000,000
      6.20%       7/24/00 ......... A-1+       P-1        30,000     30,000,000
      6.38%       9/21/00 ......... A-1+       P-1        35,000     35,000,000
   Norddeutsche Landesbank Girozentrale
      5.98%       4/7/00 .......... A-1+       P-1        40,000     40,000,000
      6.28%       8/3/00 .......... A-1+       P-1        30,000     30,000,000
                                                                 --------------
   TOTAL EURO TIME DEPOSITS
     (Amortized Cost $445,000,000) .............................    445,000,000
                                                                 --------------
 FNMA - 0.1%
   Federal National Mortgage Association
      6.35%       2/2/01 .......... A-1+       P-1         5,000      4,995,554
                                                                 --------------
   TOTAL FNMA (Amortized Cost $4,995,554) ......................      4,995,554
                                                                 --------------
EURODOLLAR CERTIFICATES OF DEPOSIT - 3.2%
   Bank of Scotland
      5.95%       4/12/00 ......... A-1+       P-1        30,000     29,999,992
   Bayerische Landesbank Girozentrale
      5.97%       5/8/00 .......... A-1+       P-1        10,000      9,999,112
      5.955%      4/18/00 ......... A-1+       P-1        50,000     50,000,116
   Credit Agricole Indosuez
      6.15%       7/21/00 ......... A-1+       P-1        40,000     40,000,599
   Internationale Nederlanden Bank
      6.26%       8/3/00 .......... A-1+       P-1        30,000     30,000,000
   Societe Generale
      6.07%       4/28/00 ......... A-1+       P-1        50,000     50,000,000
                                                                 --------------
   TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
      (Amortized Cost $209,999,819) ............................    209,999,819
                                                                 --------------
 YANKEE CERTIFICATES OF DEPOSIT - 4.0%
   Bank of Austria
      6.55%       2/1/01 .......... A-1+       P-1        10,000      9,996,018
   Bank of Nova Scotia
      6.743%      2/16/01 ......... A-1        P-1        20,000     19,990,409
   Paribas SA
      5.98%       4/7/00 .......... A-1        P-1        10,000     10,000,034
      5.98%       4/10/00 ......... A-1        P-1        25,000     25,000,031
      6.70%       2/20/01 ......... A-1        P-1        20,000     19,991,553
   Bayerische Landesbank Girozentrale
      6.14%       5/16/00 ......... A-1+       P-1        70,000     70,000,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                           MARCH 31, 2000

                                      Rating(a)
                                    ---------------        Par
PRIME SERIES (continued)            S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT - (continued)
   Bayerishe Hypotheka Vereinsbank
      6.77%       2/22/01 ......... A-1        P-1       $42,000 $   41,982,161
   Commerz Bank
      6.70%       2/20/01 ......... A-1+       P-1        15,000     14,993,665
   Svenska Handelsbanken Inc.
      6.77%       3/21/01 ......... A-1        P-1        25,000     24,990,800
   West Deustsche Landesbank Girozentrale
      6.03%       5/16/00 ......... A-1+       P-1        25,000     25,000,000
                                                                 --------------
   TOTAL YANKEE CERTIFICATES OF DEPOSIT
      (Amortized Cost $261,944,671) ............................    261,944,671
                                                                 --------------
TOTAL INVESTMENTS--101.0%
      (Amortized Cost $6,570,702,498)(c) ....................... $6,570,702,498
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.0)% ..................    (65,841,249)
                                                                 --------------
NET ASSETS--100.0% ............................................. $6,504,861,249
                                                                 ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------

PRIME SERIES (concluded)
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per:
   Prime Share
      ($5,772,616,045 (DIVIDE) 5,772,511,318 shares outstanding) ......   $1.00
                                                                          =====
   Flag Investors Class A Share
      ($16,214,395 (DIVIDE) 16,213,799 shares outstanding) ............   $1.00
                                                                          =====
   Flag Investors Class B Share
      ($2,979,619 (DIVIDE) 2,979,496 shares outstanding) ..............   $1.00
                                                                          =====
   Flag Investors Class C Share
      ($778,515 (DIVIDE) 778,515 shares outstanding) ..................   $1.00
                                                                          =====
   Institutional Prime Share
      ($637,767,262 (DIVIDE) 637,758,133 shares outstanding) ..........   $1.00
                                                                          =====
   Quality Cash Reserve Prime Share
      ($74,505,413 (DIVIDE) 74,498,534 shares outstanding) ............   $1.00

----------
a Unaudited.
b Most  commercial  paper is traded on a  discount  basis.  In such  cases,  the interest rate shown represents the yield at time of purchase by the Fund.
c Aggregate cost for financial reporting and federal tax purposes.

MOODY'S RATINGS:
   P-1  Commercial paper bearing this designation is of the best quality.

S&P RATINGS:
   A-1  Commercial  paper that has a strong  degree of safety  regarding  timely
        payment.   Those   issues  determined  to   possess  very  strong safety
        characteristics are denoted with a plus (+) sign.

         A DETAILED DESCRIPTION OF THE ABOVE RATINGS CAN BE FOUND IN THE
                   FUND'S STATEMENT OF ADDITIONAL INFORMATION.

                        SEE NOTES TO FINANCIAL STATEMENTS

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                           MARCH 31, 2000

                                   Maturity        Par
TREASURY SERIES                      Date         (000)              Value
--------------------------------------------------------------------------------
U.S. TREASURY BILLS a - 96.7%
      5.95% .....................   4/18/00       $ 6,205        $ 6,187,566
      5.97% .....................   4/18/00       100,000         99,718,083
      5.54% .....................   4/20/00        24,450         24,378,511
      5.995% ....................   4/20/00        10,000          9,968,360
      5.47% .....................   4/27/00        38,000         37,849,879
      5.69% .....................   4/27/00         1,930          1,922,069
      5.695% ....................   4/27/00        66,600         66,326,071
      5.71% .....................   4/27/00        75,280         74,969,554
      5.725% ....................   4/27/00        17,280         17,208,552
      5.66% .....................    5/4/00         8,785          8,739,421
      5.45% .....................   5/11/00        11,065         10,997,995
      5.52% .....................   5/11/00        11,650         11,578,547
      5.555% ....................   5/11/00        48,000         47,703,733
      5.57% .....................   5/11/00         6,675          6,633,689
      5.72% .....................   5/11/00        17,740         17,627,252
      5.485% ....................   5/18/00        55,000         54,606,147
      5.52% .....................   5/18/00        55,000         54,603,633
      5.55% .....................   5/18/00        29,525         29,311,067
      5.60% .....................   5/18/00         3,675          3,648,132
      5.60% .....................   5/25/00        92,170         91,394,598
      5.63% .....................   5/25/00         4,440          4,402,504
      5.64% .....................   5/25/00        26,200         25,978,348
      5.69% .....................    6/8/00        92,680         91,683,896
      5.70% .....................    6/8/00        25,885         25,606,305
      5.71% .....................    6/8/00         5,405          5,346,704
      5.72% .....................   6/15/00         2,000          1,976,166
      5.765% ....................   6/22/00        30,000         29,606,057
                                                                ------------
TOTAL U.S. TREASURY BILLS
  (Amortized Cost $859,972,839) .........................        859,972,839
                                                                ------------
U.S. TREASURY NOTES - 3.4%
      6.25% .....................   5/31/00        30,000         30,020,433
                                                                ------------
TOTAL U.S. TREASURY NOTES
  (Amortized Cost $30,020,433) ..........................         30,020,433
                                                                ------------
TOTAL INVESTMENTS--100.1%
  (Amortized Cost $889,993,272) (b) .....................       $889,993,272
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.1)% ...........           (882,415)
                                                                ------------
NET ASSETS--100.0% ......................................       $889,110,857
                                                                ============
Net Asset Value, Offering and Redemption Price Per:
   Treasury Share
      ($790,442,614 (DIVIDE) 790,218,742 shares outstanding) ...       $1.00
                                                                       -----
   Institutional Treasury Share
      ($98,668,243 (DIVIDE) 98,634,670 shares outstanding) .....       $1.00
                                                                       =====
----------
a U.S. Treasury bills are  traded  on a  discount basis. The interest rate shown represents the yield at the date of purchase.
b Aggregate cost for financial reporting and federal tax purposes.

                        SEE NOTES TO FINANCIAL STATEMENTS

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                           MARCH 31, 2000

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES                     S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
ALABAMA - 0.9%
   Alabama Housing Finance
     Authority, Multifamily
     Housing, Refunding RB (Rime
     Village Hoover Project),
     (Guaranteed by FNMA), Variable
     Rate Weekly Demand Note
     3.90%, 6/15/26(A) ............ A-1+     VMIG-1     $15,700  $   15,700,000
                                                                 --------------
 ARIZONA - 1.6%
   Mesa, Arizona, Industrial
     Development Authority Revenue,
     Discovery Health System,
     Series B, (MBIA Insured),
     Variable Rate Weekly Demand
     Note
     3.85%, 1/1/29 a .............. A-1+     VMIG-1      19,200      19,200,000
   Phoenix, Arizona, G.O., Series A
     7.40%, 7/1/00 ................ AA+        Aa1        3,500       3,532,606
   Salt River, Arizona,(Salt River
     Project), Revenue Bond, Series A
     5.50%, 1/1/01 ................ AA         Aa2        5,000       5,048,730
                                                                 --------------
                                                                     27,781,336
                                                                 --------------
COLORADO - 1.7%
   Colorado Housing Finance
     Authority, Multifamily
     Housing, (Central Park
     Project), (Guaranteed by
     FNMA), Variable Rate Weekly
     Demand Note
     3.95%, 10/15/16 a ............ A-1+     VMIG-1         600         600,000
   Colorado Housing Finance
     Authority, Multifamily
     Housing, (Diamond Project),
     (Guaranteed by FNMA), Variable
     Rate Weekly Demand Note
     3.95%, 10/15/16 a ............ A-1+     VMIG-1         500         500,000
   Colorado Housing Finance
     Authority, Multifamily
     Housing, (Greenwood Project),
     (Guaranteed by FNMA), Variable
     Rate Weekly Demand Note
     3.95%, 10/15/16 a ............ A-1+     VMIG-1       4,300       4,300,000
   Colorado Housing Finance
     Authority, Multifamily
     Housing, (Huntington Project),
     (Guaranteed by FNMA), Variable
     Rate Weekly Demand Note
     3.95%, 10/15/16 a ............ A-1+     VMIG-1       2,400       2,400,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
 COLORADO (continued)
   Colorado Housing Finance
     Authority, Multifamily
     Housing, (Loretto Project),
     (Guaranteed by FNMA), Variable
     Rate Weekly Demand Note
     3.95%, 10/15/16 a ............ A-1+     VMIG-1     $ 9,000   $   9,000,000
   Colorado Housing Finance
     Authority, Multifamily
     Housing, (Silver Reef
     Project), (Guaranteed by
     FNMA), Variable Rate Weekly
     Demand Note
     3.95%, 10/15/16 a ............ A-1+     VMIG-1       9,490       9,490,000
   Colorado Housing Finance
     Authority, Multifamily
     Housing, (St. Moritz Project),
     (Guaranteed by FNMA), Variable
     Rate Weekly Demand Note
     3.95%, 10/15/16 a ............ A-1+     VMIG-1       4,800       4,800,000
                                                                  -------------
                                                                     31,090,000
                                                                  -------------
CONNECTICUT - 0.6%
   Connecticut State, Variable Rate
     Weekly Demand Note
     3.60%, 5/15/14 a ............. A-1+     VMIG-1      10,000      10,000,000
                                                                   -------------
 DELAWARE - 0.5%
   Delaware State, G.O., Series A
     5.00%, 7/1/00 ................ AA+        Aa1        2,500       2,507,554
   Delaware State, G.O., Series A
     5.00%, 1/1/01 ................ AAA        Aaa        4,000       4,022,187
   Delaware State, G.O., Series A,
     (Escrowed in U.S. Government
     Securities), Prerefunded
     04/01/09 @ $102
     6.50%, 4/1/09 ................ AAA        Aaa        1,500       1,561,025
                                                                  -------------
                                                                      8,090,766
                                                                  -------------
FLORIDA - 3.7%
   Florida State Municipal Power
     Agency Revenue, (Stanton II
     Project), (AMBAC Insured),
     Variable Rate Weekly Demand
     Note
     3.85%, 10/1/27 a ............. A-1+     VMIG-1       5,000       5,000,000
   Jacksonville, Florida,
     Electricity Authority, Series
     B, Variable Rate Daily Demand
     Note
     4.00%, 10/1/10 a ............. A-1+     VMIG-1      16,800      16,800,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
FLORIDA (continued)
   Jacksonville, Florida,
     Electricity Authority, Series
     C, Variable Rate Daily Demand
     Note
     4.00%, 10/1/10 a ............. A-1+     VMIG-1     $ 6,500   $   6,500,000
   Pinellas County, Florida, Health
     Facilities Authority, (AMBAC
     Insured), Variable Rate Daily
     Demand Note
     4.00%, 12/1/15 a ............. A-1+     VMIG-1      35,940      35,940,000
   Tampa Health Facilities
     Authority RB, (Lifelink
     Foundation Inc. Project),
     (LOC: SunTrust Bank), Variable
     Rate Weekly Demand Note
     3.95%, 8/1/22 a .............. A-1+     VMIG-1       1,500       1,500,000
                                                                  -------------
                                                                     65,740,000
                                                                  -------------
 GEORGIA - 8.9%
   Burke County, Georgia,
     (Oglethorpe Power), (AMBAC
     Insured), Variable Rate Demand
     Bond, Tax Exempt Commercial
     Paper Mode
     3.85%, 4/5/00 ................ A-1+     VMIG-1       5,000       5,000,000
   Burke County, Georgia,
     (Oglethorpe Power), (AMBAC
     Insured), Variable Rate Demand
     Bond, Tax Exempt Commercial
     Paper Mode
     3.65%, 4/6/00 ................ A-1+     VMIG-1       5,000       5,000,000
   Burke County, Georgia,
     (Oglethorpe Power), (AMBAC
     Insured), Variable Rate Demand
     Bond, Tax Exempt Commercial
     Paper Mode
     3.75%, 4/6/00 ................ A-1+     VMIG-1       2,000       2,000,000
   Burke County, Georgia,
     (Oglethorpe Power), (AMBAC
     Insured), Variable Rate Demand
     Bond, Tax Exempt Commercial
     Paper Mode
     3.70%, 4/6/00 ................ A-1+     VMIG-1       4,000       4,000,000
   Burke County, Georgia,
     (Oglethorpe Power), (AMBAC
     Insured), Variable Rate Demand
     Bond, Tax Exempt Commercial
     Paper Mode
     3.90%, 5/10/00 ............... A-1+     VMIG-1       2,000       2,000,000
   Burke County, Georgia,
     (Oglethorpe Power), (AMBAC
     Insured), Variable Rate Demand
     Bond, Tax Exempt Commercial
     Paper Mode
     3.95%, 5/10/00 ............... A-1+     VMIG-1       2,000       2,000,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                           MARCH 31, 2000


                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
GEORGIA (continued)
   Burke County, Georgia,
     (Oglethorpe Power), (AMBAC
     Insured), Variable Rate Demand
     Bond, Tax Exempt Commercial
     Paper Mode
     3.95%, 5/12/00 ............... A-1+     VMIG-1     $ 5,000   $   5,000,000
   Burke County, Georgia,
     (Oglethorpe Power), (AMBAC
     Insured), Variable Rate Demand
     Bond, Tax Exempt Commercial
     Paper Mode
     4.00%, 6/14/00 ............... A-1+     VMIG-1       5,000       5,000,000
   Burke County, Georgia,
     Development Authority,
     (Oglethorpe Power), (AMBAC
     Insured), Variable Rate Daily
     Demand Note
     4.05%, 1/1/20 a .............. A-1+     VMIG-1      11,200      11,200,000
   Burke County, Georgia,
     Development Authority,
     (Oglethorpe Power), (AMBAC
     Insured), Variable Rate Daily
     Demand Note
     4.05%, 1/1/20 a .............. A-1+     VMIG-1       4,000       4,000,000
   Cobb County, Georgia, Housing
     Authority, (Post Mill
     Project), (Guaranteed by
     FNMA), Variable Rate Weekly
     Demand Note
     3.90%, 6/1/25 a .............. A-1+       --         9,380       9,380,000
   Columbus County, Georgia,
     Housing Authority Revenue,
     (Columbus State University
     Foundation, Inc.), (LOC:
     SunTrust Bank), Variable Rate
     Weekly Demand Note
     3.95%, 11/1/17 a ............. --         Aa3        3,500       3,500,000
   De Kalb County, Georgia, Housing
     Authority, Multifamily
     Housing, (Camden Brook
     Project), (Guaranteed by
     FNMA), Variable Rate Weekly
     Demand Note
     3.90%, 6/15/25 a ............. A-1+     VMIG-1       5,700       5,700,000
   De Kalb County, Georgia, Housing
     Authority, Multifamily
     Housing, (Clairmont Crest
     Project), (Guaranteed by
     FNMA), Variable Rate Weekly
     Demand Note
     3.90%, 6/15/25 a ............. A-1+     VMIG-1       1,700       1,700,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
GEORGIA (continued)
   De Kalb County, Georgia, Housing
     Authority, Multifamily
     Housing, (Post Ashford
     Project), (Guaranteed by
     FNMA), Variable Rate Weekly
     Demand Note
     3.90%, 6/1/25 a .............. A-1+     VMIG-1     $ 7,895   $   7,895,000
   Fulco, Georgia, Hospital
     Authority, (Piedmont Hospital
     Project), (LOC: SunTrust
     Bank), Variable Rate Weekly
     Demand Note
     3.95%, 3/1/24 a .............. A-1+     VMIG-1       3,000       3,000,000
   Fulton County, Georgia,
     Development Authority Revenue
     (Georgia Tech Athletic
     Association Project), (LOC:
     SunTrust Bank), Variable Rate
     Weekly Demand Note
     3.95%, 7/1/14 a .............. --         Aa3       14,150      14,150,000
   Georgia State, G.O., Series B
     7.20%, 3/1/01                  AAA        Aaa        1,600       1,642,795
   Georgia State, G.O., Series B
     6.25%, 4/1/01 ................ AAA        Aaa        3,665       3,738,181
   Georgia State, G.O., Series C
     6.00%, 12/1/00 ............... AAA        Aaa        3,200       3,238,656
   Georgia State, G.O., Series C
     6.25%, 8/1/00 ................ AAA        Aaa        6,375       6,419,692
   Macon-Bibb County, Georgia,
     Hospital Authority Revenue,
     (Medical Center of Central
     Georgia), (LOC: SunTrust
     Bank), Variable Rate Weekly
     Demand Note
     3.95%, 12/1/18 a ............. A-1+       Aa3        5,000       5,000,000
   Macon-Bibb County, Georgia,
     Hospital Authority Revenue,
     (Medical Center of Central
     Georgia), (LOC: SunTrust
     Bank), Variable Rate Weekly
     Demand Note
     3.95%, 8/1/18 a .............. A-1+       Aa3        2,800       2,800,000
   Monroe County, Georgia, P.C.R.,
     (Oglethorpe Power), (AMBAC
     Insured), Series B, Variable
     Rate Daily Demand Note
     4.05%, 1/1/20 a .............. A-1+       --         1,700       1,700,000
   Municipal Electric Authority,
     Georgia, (General Resolution
     Project), (LOC:
     Landesbank-Hessen-Thuringen),
     Variable Rate Weekly Demand
     Note
     3.90%, 6/1/20 a .............. A-1+     VMIG-1       5,450       5,450,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                           MARCH 31, 2000

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
GEORGIA (continued)
   Municipal Electric Authority,
     Georgia, (LOC: ABN AMRO Bank
     N.V.), Variable Rate Weekly
     Demand Note
     3.90%, 1/1/16 a .............. A-1+     VMIG-1     $ 2,000   $   2,000,000
   Municipal Electric Authority,
     Georgia, (LOC: ABN AMRO Bank
     N.V.), Variable Rate Weekly
     Demand Note
     3.90%, 3/1/20 a .............. A-1+     VMIG-1       4,000       4,000,000
   Municipal Electric Authority,
     Georgia, (Project One), (LOC:
     ABN AMRO Bank N.V.), Variable
     Rate Weekly Demand Note
     3.90%, 1/1/20 a .............. A-1+     VMIG-1       2,200       2,200,000
   Municipal Electric Authority,
     Georgia, (Project One), (LOC:
     ABN AMRO Bank N.V.), Variable
     Rate Weekly Demand Note
     3.90%, 1/1/26 a .............. A-1+     VMIG-1       9,700       9,700,000
   Roswell Housing Authority,
     Multifamily Housing, (Post
     Canyon Project), (Guaranteed
     by FNMA), Variable Rate Weekly
     Demand Note
     3.90%, 6/1/25 a .............. A-1+       --         5,500       5,500,000
   Smyrna Housing Authority,
     Multifamily Housing, (F&M
     Villages Project), (Guaranteed
     by FNMA), Variable Rate Weekly
     Demand Note
     3.90%, 6/6/25a ............... A-1+       --        13,700      13,700,000
                                                                  -------------
                                                                    157,614,324
                                                                  -------------
IDAHO - 0.3%
   Idaho State, TAN, G.O.,
     4.25%, 6/30/00 ............... A-1+      MIG-1       6,000       6,005,094
                                                                  -------------
ILLINOIS - 9.8%
   Chicago, Illinois, G.O.,
     Adjustable Tender Notes, (LOC:
     AMBAC Insured) 5.25%, 1/1/01
     AAA Aaa 4,510 4,544,743
   Chicago, Illinois, G.O.,
     Adjustable Tender Notes, (LOC:
     Westdeutsche Landesbank)
     4.00%, 10/26/00 .............. A-1+     VMIG-1       6,500       6,500,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
ILLINOIS (continued)
   Chicago, Illinois, Metropolitan
     Water Reclamation District,
     G.O.
     4.80%, 12/1/00 ............... AA         Aa1      $ 1,000   $   1,004,505
   Illinois Development Finance
     Authority, (Chicago Symphony
     Orchestra), Series B, (MBIA
     Insured), Variable Rate Daily
     Demand Note
     3.85%, 12/1/28 a ............. A-1+     VMIG-1      11,300      11,300,000
   Illinois Development Finance
     Authority, (Chicago Symphony
     Orchestra), Series B, (MBIA
     Insured), Variable Rate Daily
     Demand Note
     3.85%, 12/1/33 a ............. A-1+     VMIG-1       7,000       7,000,000
   Illinois Development Finance
     Authority, (Fenwick High
     School Project), Series B,
     (MBIA Insured), Variable Rate
     Daily Demand Note
     3.90%, 3/1/32 a .............. A-1+     VMIG-1       8,200       8,200,000
   Illinois Development Finance
     Authority, (Jewish
     Federation), Series B, (MBIA
     Insured), Variable Rate Daily
     Demand Note
     3.90%, 9/1/23 a .............. A-1+     VMIG-1       9,000       9,000,000
   Illinois Development Finance
     Authority, (Provena Health),
     Series B, (MBIA Insured),
     Variable Rate Daily Demand
     Note
     3.90%, 5/1/28 a .............. A-1+     VMIG-1       5,350       5,350,000
   Illinois Development Finance
     Authority, (Provena Health),
     Series B, (MBIA Insured),
     Variable Rate Daily Demand
     Note
     4.00%, 5/1/28 a .............. A-1+     VMIG-1       6,400       6,400,000
   Illinois Development Finance
     Authority, P.C.R.,
     (Commonwealth Edison Company
     Project), Series C, (LOC: ABN
     AMRO Bank N.V.), Variable Rate
     Weekly Demand Note
     3.90%, 3/1/09 a .............. A-1+       P-1       17,700      17,700,000
   Illinois Development Finance
     Authority, P.C.R., (Illinois
     Power Company Project), Series
     B, (LOC: ABN AMRO Bank N.V.),
     Variable Rate Weekly Demand
     Note
     3.85%, 11/1/28 a ............. A-1+     VMIG-1      10,600      10,600,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                           MARCH 31, 2000

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
ILLINOIS (continued)
   Illinois Educational Facilities
     Authority, (Field Museum of
     Natural History), (LOC:
     Northern Trust), Mandatory Put
     - 05/05/00 @ $100
     3.90%, 5/5/00 ................ --       VMIG-1     $ 5,000   $   5,000,000
   Illinois Educational Facilities
     Authority, (University of
     Chicago), Variable Rate Weekly
     Demand Note, (Tax Exempt
     Commercial Paper Mode)
     4.00%, 8/15/00 ............... A-1+       P-1       10,000      10,000,000
   Illinois Health Facilities
     Authority, (Evanston Hospital
     Corp. Project), Series A,
     Mandatory Put - 07/31/00 @
     $100
     3.55%, 7/31/00 ............... A-1+      MIG-1       7,000       7,000,000
   Illinois Health Facilities
     Authority, (Gottlieb Health
     Resources, Inc.), (LOC: Harris
     Trust and Savings Bank),
     Variable Rate Weekly Demand
     Note
     3.90%, 11/15/24 a ............ --       VMIG-1       3,300       3,300,000
   Illinois Health Facilities
     Authority, (Gottlieb Health
     Resources, Inc.), (LOC: Harris
     Trust and Savings Bank),
     Variable Rate Weekly Demand
     Note
     3.90%, 11/15/25 a ............ --       VMIG-1       9,800       9,800,000
   Illinois Health Facilities
     Authority, (Northwestern
     Memorial Hospital), Variable
     Rate Daily Demand Note
     4.00%, 8/15/25 a ............. A-1+     VMIG-1      23,500      23,500,000
   Illinois Health Facilities
     Authority, Revolving Fund,
     Pooled Financing Program
     (University of Chicago
     Project), Mandatory Put -
     09/26/00 @ $100
     4.15%, 9/26/00 ............... A-1+     VMIG-1      10,000      10,000,000
   Illinois State, G.O.,
     (MBIA Insured)
     4.75%, 1/1/01 ................ AA+        Aa2        4,500       4,519,225
   Illinois State, G.O.,
     (MBIA Insured)
     4.25%, 6/1/00 ................ AA+        Aa2        1,400       1,401,121
   Illinois State, G.O.,
     (MBIA Insured),
     5.375%, 5/1/00 ............... AAA        Aaa        2,800       2,804,812
   Illinois State, Sales Tax
     Revenue, Series V,
     5.625%, 6/15/00 .............. AAA        Aa2        1,000       1,003,069

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
ILLINOIS (continued)
   Schaumburg, Illinois,
     Multifamily Revenue Bond,
     Series A,
     (FNMA Insured), Variable Rate
     Weekly Demand Note
     3.95%, 12/15/29 a ............ A-1+     VMIG-1     $ 7,885   $   7,885,000
   Schaumburg, Illinois, Series A,
     Variable Rate Weekly Demand Note
     3.95%, 12/1/13 a ............. A-1+     VMIG-1       1,100       1,100,000
                                                                  -------------
                                                                    174,912,474
                                                                  -------------
INDIANA - 2.4%
   Indiana Health Facilities
     Authority Revenue, (Ascension
     Health), Series B, Variable
     Rate Weekly Demand Note
     3.85%, 11/15/39 a ............ A-1+     VMIG-1      23,000      23,000,000
   Indiana Municipal Power Agency,
     Power Supplies System Revenue,
     Series A, (LOC: Toronto
     Dominion Bank), Variable Rate
     Weekly Demand Note
     3.85%, 1/1/18 a .............. A-1+     VMIG-1       1,200       1,200,000
   Purdue University, Student Fee
     Bonds, Series K, Variable Rate
     Weekly Demand Note
     3.80%, 7/1/20 a .............. A-1+     VMIG-1       7,410       7,410,000
   Purdue University, Student Fee
     Bonds, Series L, Variable Rate
     Weekly Demand Note
     3.80%, 7/1/20 a .............. A-1+     VMIG-1      11,625      11,625,000
                                                                  -------------
                                                                     43,235,000
                                                                  -------------
IOWA - 0.4%
   Iowa Finance Authority, Hospital
     Facilities Revenue, (Iowa
     Health System), Series B,
     (AMBAC Insured), Variable Rate
     Weekly Demand Note
     3.90%, 7/1/15 a .............. A-1+     VMIG-1       2,400       2,400,000
   Iowa Finance Authority, Hospital
     Facilities Revenue, (Iowa
     Health System), Series B,
     (AMBAC Insured), Variable Rate
     Weekly Demand Note
     3.90%, 7/1/20 a .............. A-1+     VMIG-1       4,300       4,300,000
                                                                  -------------
                                                                      6,700,000
                                                                  -------------

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                           MARCH 31, 2000

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
KANSAS - 0.1%
   Johnson County, Kansas, G.O.,
     Union School District Number
     229, Series A
     5.90%, 10/1/00 ............... AA         Aa1      $ 1,000   $   1,008,735
                                                                  -------------
 KENTUCKY - 0.2%
   Kentucky Asset/Liability
     Commission, General Fund,
     TRAN, Series B
     4.25%, 6/28/00 ............... SP-1+     MIG-1       4,000       4,006,839
                                                                  -------------
 LOUISIANA - 1.4%
   East Baton Rouge Parish,
     Louisiana, P.C.R., (Exxon
     Corp.), (LOC: Wachovia Bank),
     Variable Rate Weekly Demand
     Note
     4.00%, 11/1/19 a ............. A-1+       P-1       14,050      14,050,000
   Louisiana Offshore Terminal
     Authority, Deepwater Port
     Revenue, First Stage 1991A
     (Loop Inc.), (LOC: Morgan
     Guaranty Trust), Variable Rate
     Weekly Demand Note
     3.85%, 9/1/17 a .............. A-1+     VMIG-1      11,510      11,510,000
                                                                  -------------
                                                                     25,560,000
                                                                  -------------
 MARYLAND - 4.1%
   Community Development
     Administration Multifamily
     Development, (Avalon Lea
     Apartments Project),
     (Guaranteed by FNMA), Variable
     Rate Weekly Demand Note
     3.75%, 6/15/26 a ............. --       VMIG-1      15,000      15,000,000
   Frederick County, Maryland, BAN,
     Variable Rate Weekly Demand
     Note
     3.90%, 10/1/07a .............. A-1+     VMIG-1       1,200       1,200,000
   Frederick County, Maryland,
     Public Facilities, G.O.
     5.00%, 7/1/00 ................ AA+        Aa2        2,690       2,697,867
   Maryland State Health & Higher
     Educational Facilities
     Authority, Series F, (LOC:
     Bank One), Variable Rate
     Weekly Demand Note
     3.95%, 7/1/24 a .............. A-1+     VMIG-1       5,000       5,000,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
MARYLAND (continued)
   Maryland State Health and
     Hospital Authority, Lease
     Revenue, (Johns Hopkins),
     Series A, (LOC: Canadian
     Imperial Bank), Variable Rate
     Weekly Demand Note
     3.75%, 7/1/27 a .............. A-1+     VMIG-1     $15,400  $   15,400,000
   Maryland State, G.O.
     5.40%, 5/15/00 ............... AAA        Aaa        3,000       3,005,825
   Maryland State, G.O.
     6.60%, 7/15/00 ............... AAA        Aaa        3,455       3,482,544
   Montgomery County, Maryland, G.O.
     6.30%, 4/1/01 ................ AAA        Aaa        1,000       1,020,159
   Montgomery County, Maryland,
     G.O., Series A
     5.00%, 5/1/00 ................ AAA        Aaa        3,000       3,003,831
   Montgomery County, Maryland,
     G.O., Series A
     5.10%, 4/1/00 ................ AAA        Aaa        1,095       1,095,034
   Montgomery County, Maryland, Tax
     Exempt Commercial Paper
     3.65%, 4/11/00 ............... A-1+       P-1        2,200       2,200,000
   Montgomery County, Maryland, Tax
     Exempt Commercial Paper
     3.70%, 4/7/00 ................ A-1+       P-1       15,000      15,000,000
   Washington Suburban Sanitary
     District, Water Supply, G.O.,
     Variable Rate Weekly Demand
     Note
     3.90%, 8/1/04 a .............. A-1+     VMIG-1       4,700       4,700,000
                                                               -----------------
                                                                     72,805,260
                                                               -----------------
MASSACHUSETTS - 3.5%
   Massachusetts Bay Transit
     Authority, Variable Rate
     Weekly Demand Note
     3.95%, 3/1/14 ................ A-1+     VMIG-1       1,000       1,000,000
   Massachusetts State, G.O.,
     Series A, (FSA Insured)
     5.00%, 8/1/00 ................ AAA        Aaa       11,055      11,097,654
   Massachusetts State, G.O.,
     Series A, Variable Rate Weekly
     Demand Note
     3.80%, 9/1/16 a .............. A-1+     VMIG-1      21,800      21,800,000
   Massachusetts State, G.O.,
     Series A, Variable Rate Weekly
     Demand Note
     3.80%, 9/1/16 a .............. A-1+     VMIG-1      26,200      26,200,000

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DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                           MARCH 31, 2000

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
MASSACHUSETTS (continued)
   Massachusetts State, G.O.,
     Series B, (FSA Insured)
     5.00%, 6/1/00 ................ AAA        Aaa      $ 2,500   $   2,504,729
                                                                  --------------
                                                                     62,602,383
                                                                  --------------
MICHIGAN - 3.9%
   Detroit Michigan Water Supply
     System, (FGIC Insured),
     Variable Rate Weekly Demand
     Note
     3.85%, 7/1/13 a .............. A-1+     VMIG-1       2,000       2,000,000
   Michigan State Building
     Authority, Series 2, (LOC:
     Canadian Imperial Bank), Tax
     Exempt Commercial Paper
     3.65%, 4/27/00 a ............. A-1+       P-1       15,000      15,000,000
   Michigan State University,
     Series A-2, General Revenue,
     Variable Rate Weekly Demand
     Note
     3.85%, 8/15/22 a ............. A-1+     VMIG-1      25,600      25,600,000
   Michigan State, Strategic Fund,
     (Detroit Edison), (LOC:
     Barclays Bank), Variable Rate
     Daily Demand Note
     4.00%, 9/1/30 a .............. A-1+       P-1          550         550,000
   Monroe County, Michigan,
     Economic Development
     Corporation, (Detroit Edison),
     Series C, (LOC: Barclays
     Bank), Variable Rate Daily
     Demand Note
     4.00%, 10/1/24 a ............. --         P-1        3,000       3,000,000
   University of Michigan, Series
     B, Tax Exempt Commercial Paper
     3.75%, 4/10/00 ............... A-1+       P-1        5,000       5,000,000
   University of Michigan, Series B,
     Tax Exempt Commercial Paper
     4.00%, 4/3/00 ................ A-1+       P-1        5,000       5,000,000
   University of Michigan, Series B,
     Tax Exempt Commercial Paper
     3.70%, 4/6/00 ................ A-1+       P-1        5,190       5,190,000
   University of Michigan, Series B,
     Tax Exempt Commercial Paper
     3.85%, 5/24/00 ............... A-1+       P-1        3,450       3,450,000
   University of Michigan, Series B,
     Tax Exempt Commercial Paper
     3.90%, 5/3/00 ................ A-1+       P-1        4,100       4,100,000
                                                                  --------------
                                                                     68,890,000
                                                                  --------------
30

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
MINNESOTA - 2.4%
   Minneapolis, Minnesota, G.O.
     5.60%, 10/1/00 ............... AAA        Aaa      $ 1,000   $   1,007,712
   Minneapolis, Minnesota, G.O.,
     (St. Paul Metropolitan Area),
     Series C
     4.75%, 2/1/01 ................ AAA        Aaa        1,385       1,390,982
   Minnesota Public Facilities
     Authority, (Water Pollution
     Control Revenue), Revenue Bond
     5.00%, 3/1/01 ................ AAA        Aaa        5,220       5,257,462
   Minnesota State, G.O.
     4.75%, 5/1/00 ................ AAA        Aaa        5,000       5,003,321
   University of Minnesota, Series
     A, Variable Rate Weekly Demand
     Note
     3.90%, 1/1/34 a .............. A-1+     VMIG-1      30,420      30,420,000
                                                                  -------------
                                                                     43,079,478
                                                                  -------------
MISSISSIPPI - 1.5%
   Jackson County, Mississippi,
     Chevron USA Inc. Project,
     (Guaranteed by Chevron),
     Mandatory Put, 05/01/00 @ $100
     3.85%, 5/1/00 ................ --         P-1       14,000      14,000,000
   Jackson County, Mississippi,
     Chevron USA Inc. Project,
     (Guaranteed by Chevron),
     Variable Rate Daily Demand
     Note
     3.95%, 12/1/16 a ............. --         P-1          100         100,000
   Perry County, Mississippi, Leaf
     River Forest Project, (LOC:
     Wachovia Bank), Variable Rate
     Daily Demand Note
     4.00%, 3/1/02 a .............. --         P-1       11,800      11,800,000
                                                                  -------------
                                                                     25,900,000
                                                                  -------------
MISSOURI - 3.0%
   Bi-State Development Agency,
     Missouri, St. Clair County,
     (MBIA Insured), Variable Rate
     Weekly Demand Note
     3.90%, 7/1/28 a .............. A-1+       --        21,400      21,400,000
   Missouri State, Health &
     Educational Facilities
     Authority, (Barnes Hospital
     Project), (LOC: Morgan
     Guaranty Trust), Variable Rate
     Weekly Demand Note
     3.90%, 12/1/15 a ............. A-1+     VMIG-1       7,900       7,900,000

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DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                           MARCH 31, 2000

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
MISSOURI (continued)
   Missouri State, Health &
     Educational Facilities
     Authority, (Washington
     University Project), Series B,
     Variable Rate Daily Demand
     Note
     4.00%, 9/1/30 a .............. A-1+     VMIG-1     $10,400   $  10,400,000
   University of Missouri, (Capital
     Projects Notes), RAN
     4.25%, 6/30/00 ............... SP-1      MIG-1      13,800      13,802,578
                                                                  -------------
                                                                     53,502,578
                                                                  -------------
MONTANA - 1.3%
   Forsyth, Montana, P.C.R.,
     (Pacificorp Project), (LOC:
     Rabobank Nederland), Variable
     Rate Daily Demand Note
     4.05%, 1/1/18 a .............. A-1+       P-1       23,550      23,550,000
                                                                  -------------
NEVADA - 2.6%
   Las Vegas Valley Water District,
     Nevada, (LOC: Westdeutsche
     Landesbank), Tax Exempt
     Commercial Paper
     3.70%, 4/3/00 ................ A-1+       P-1       11,000      11,000,000
   Las Vegas Valley Water District,
     Nevada, (LOC: Westdeutsche
     Landesbank), Tax Exempt
     Commercial Paper
     3.85%, 4/3/00 ................ A-1+       P-1        5,000       5,000,000
   Las Vegas Valley Water District,
     Nevada, (LOC: Westdeutsche
     Landesbank), Tax Exempt
     Commercial Paper
     3.60%, 4/7/00 ................ A-1+       P-1        9,000       9,000,000
   Las Vegas Valley Water District,
     Nevada, (LOC: Westdeutsche
     Landesbank), Tax Exempt
     Commercial Paper
     3.70%, 4/10/00 ............... A-1+       P-1        9,000       9,000,000
   Las Vegas Valley Water District,
     Nevada, (LOC: Westdeutsche
     Landesbank), Tax Exempt
     Commercial Paper
     3.65%, 5/12/00 ............... A-1+       P-1        2,000       2,000,000
   Las Vegas Valley Water District,
     Nevada, (LOC: Westdeutsche
     Landesbank), Tax Exempt
     Commercial Paper
     3.75%, 6/14/00 ............... A-1+       P-1        5,300       5,300,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
NEVADA (continued)
   Las Vegas Valley Water District,
     Nevada, (LOC: Westdeutsche
     Landesbank), Tax Exempt
     Commercial Paper
     3.90%, 7/13/00 ............... A-1+       P-1      $ 5,000   $   5,000,000
                                                                  -------------
                                                                     46,300,000
                                                                  -------------
NEW JERSEY - 3.4%
   New Jersey State, Transportation
     Trust Fund, Revenue Bond,
     Series A, (Escrow in U.S.
     Government Securities)
     5.25%, 6/15/00 ............... AA+        Aa2        5,250       5,263,641
   State of New Jersey, TRAN,
     Tax Exempt Commercial Mode
     3.80%, 4/3/00 ................ A-1+     VMIG-1       7,200       7,200,000
   State of New Jersey, TRAN,
     Tax Exempt Commercial Mode
     3.75%, 4/4/00 ................ A-1+     VMIG-1       4,000       4,000,000
   State of New Jersey, TRAN,
     Tax Exempt Commercial Mode
     3.80%, 4/5/00 ................ A-1+     VMIG-1      10,000      10,000,000
   State of New Jersey, TRAN,
     Tax Exempt Commercial Mode
     3.70%, 5/11/00 ............... A-1+     VMIG-1      14,000      14,000,000
   State of New Jersey, TRAN,
     Tax Exempt Commercial Mode
     3.70%, 5/9/00 ................ A-1+     VMIG-1       5,000       5,000,000
   State of New Jersey, TRAN,
     Tax Exempt Commercial Mode
     3.85%, 6/13/00 ............... A-1+     VMIG-1       8,200       8,200,000
   State of New Jersey, TRAN,
     Tax Exempt Commercial Mode
     3.80%, 6/8/00 ................ A-1+     VMIG-1       3,000       3,000,000
   State of New Jersey, TRAN,
     Tax Exempt Commercial Mode
     4.00%, 6/8/00 ................ A-1+     VMIG-1       4,000       4,000,000
                                                                  -------------
                                                                     60,663,641
                                                                  -------------
NEW MEXICO - 0.3%
   Farmington, New Mexico, (Arizona
     Public Service Company),
     Series B, (LOC:Barclays Bank),
     Variable Rate Daily Demand
     Note
     4.00%, 9/1/24 a .............. A-1+       P-1        3,000       3,000,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                           MARCH 31, 2000

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
NEW MEXICO (continued)
   New Mexico State Severance Tax,
     Series A, Revenue Bond
     5.00%, 7/1/00 ................ AA+        Aa2      $ 1,500   $   1,505,442
   New Mexico State Severance Tax,
     Series A, Revenue Bond
     5.00%, 7/1/00 ................ AA+        Aa2        2,000       2,007,021
                                                                  -------------
                                                                      6,512,463
                                                                  -------------
NEW YORK - 8.5%
   Long Island Power Authority, New
     York, Electrical System
     Revenue, (LOC: Westdeutsche
     Landesbank 50%, Bayerische
     Landesbank 50%), Variable Rate
     Demand Bonds, Tax Exempt
     Commercial Paper Mode,
     3.75%, 4/10/00a .............. A-1+     VMIG-1       2,600       2,600,000
   Long Island Power Authority, New
     York, Electrical System
     Revenue, (LOC: Westdeutsche
     Landesbank 50%, Bayerische
     Landesbank 50%), Variable Rate
     Demand Bonds, Tax Exempt
     Commercial Paper Mode,
     3.75%, 4/6/00a ............... A-1+     VMIG-1       4,000       4,000,000
   Long Island Power Authority, New
     York, Electrical System
     Revenue, (LOC: Westdeutsche
     Landesbank 50%, Bayerische
     Landesbank 50%), Variable Rate
     Demand Bonds, Tax Exempt
     Commercial Paper Mode,
     3.80%, 6/7/00a ............... A-1+     VMIG-1       3,000       3,000,000
   Long Island Power Authority, New
     York, Electrical System
     Revenue, (LOC: Westdeutsche
     Landesbank 50%, Bayerische
     Landesbank 50%), Variable Rate
     Demand Bonds, Tax Exempt
     Commercial Paper Mode,
     4.00%, 7/14/00a .............. A-1+     VMIG-1       7,000       7,000,000
   Long Island Power Authority, New
     York, Electrical System
     Revenue, (LOC: Westdeutsche
     Landesbank 50%, Bayerische
     Landesbank 50%), Variable Rate
     Demand Bonds, Tax Exempt
     Commercial Paper Mode,
     4.00%, 8/8/00a ............... A-1+     VMIG-1       5,000       5,000,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
NEW YORK (continued)
   Long Island Power Authority, New
     York, Series 2, (LOC:
     Westdeutsche Landesbank 50%,
     Bayerische Landesbank 50%),
     Variable Weekly Demand Note
     3.65%, 5/1/33a ............... A-1+     VMIG-1     $10,000  $   10,000,000
   Long Island Power Authority, New
     York, Series 2, (LOC:
     Westdeutsche Landesbank 50%,
     Bayerische Landesbank 50%),
     Variable Weekly Demand Note
     3.95%, 5/1/33a ............... A-1+     VMIG-1       3,100       3,100,000
   Long Island Power Authority, New
     York, Series 6, (LOC: ABN Amro
     Bank N.V. 50%, Morgan Guaranty
     Trust 50%), Variable Rate
     Daily Demand Note), Variable
     Weekly Demand Note
     4.00%, 5/1/33a ............... A-1+     VMIG-1       4,210       4,210,000
   New York City, New York Housing
     Development Corporation,
     (Columbus Apartments Project),
     Variable Rate Weekly Demand
     Note
     3.65%, 3/15/25 a ............. A-1+       --         6,000       6,000,000
   New York City, New York,
     Municipal Water Finance
     Authority, Series 5, (LOC:
     Landesbank-Hessen-Thuringen
     33.4%, Bayerische Landesbank
     33.3%, Westdeutsche Landesbank
     33.3%), Tax Exempt Commercial
     Paper
     3.60%, 4/27/00 ............... A-1+       P-1       10,000      10,000,000
   New York City, New York,
     Municipal Water Finance
     Authority, Water and Sewer
     System Revenue, Series A,
     (FGIC Insured), Variable Rate
     Daily Demand Note
     4.10%, 6/15/25 a ............. A-1+     VMIG-1      20,200      20,200,000
   New York City, New York,
     Municipal Water Finance
     Authority, Water and Sewer
     System Revenue, Series G,
     (FGIC Insured), Variable Rate
     Daily Demand Note
     3.95%, 6/15/24 a ............. A-1+     VMIG-1       8,300       8,300,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                           MARCH 31, 2000

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
NEW YORK (continued)
   New York City, New York,
     Transitional Finance Authority
     Revenue, Series C, Variable
     Rate Daily Demand Note
     3.95%, 5/1/28 a .............. A-1+     VMIG-1     $ 4,495   $   4,495,000
   New York City, New York,
     Transitional Finance Authority
     Revenue, SubSeries B-1,
     Variable Rate Daily Demand
     Note
     3.95%, 11/1/27 a ............. A-1+     VMIG-1       2,000       2,000,000
   New York City, New York,
     Transitional Finance Authority
     Revenue, SubSeries B-3,
     Variable Rate Daily Demand
     Note
     3.75%, 11/1/28 a ............. A-1+     VMIG-1      14,530      14,530,000
   New York State Environmental,
     Tax Exempt Commercial Paper
     3.85%, 4/3/00 ................ A-1+     VMIG-1      11,850      11,850,000
   New York State Housing Finance
     Agency Revenue, (Normandie
     Court Project), Variable Rate
     Weekly Demand Note
     3.70%, 5/15/15 a ............. A-1+     VMIG-1       6,200       6,200,000
   New York State, Dormitory
     Authority, Sloan-Kettering,
     Variable Rate Weekly Demand
     Note
     3.75%, 7/1/26 a .............. A-1+     VMIG-1       2,000       2,000,000
   New York State, Energy Research
     and Development Authority,
     P.C.R., Niagara Mohawk Power,
     (LOC: Banc One), Variable Rate
     Daily Demand Note
     3.95%, 10/1/29 a ............. A-1+     VMIG-1       2,000       2,000,000
   New York State, Local Assistance
     Corporation, Series B, Revenue
     Bond, (Escrowed in U.S.
     Government Securities),
     Prerefunded 04/01/01 @ $102
     7.50%, 4/1/20 ................ AAA        AAA        2,075       2,179,910
   New York, Metropolitan
     Transportation Authority,
     Tax Exempt Commercial Paper
     3.85%, 5/05/00 ............... A-1+       --         6,000       6,000,000
   New York, New York, G.O., Series
     B, (FGIC Insured), Variable
     Rate Daily Demand Note
     4.10%, 10/1/21 a ............. A-1+     VMIG-1       1,050       1,050,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
NEW YORK (continued)
   New York, New York, G.O., Series
     B, (FGIC Insured), Variable
     Rate Daily Demand Note
     4.10%, 10/1/22 a ............. A-1+     VMIG-1     $ 2,300   $   2,300,000
   New York, New York, G.O., Sub
     Series A-4, (LOC: Chase),
     Variable Rate Daily Demand
     Note
     3.85%, 8/1/22 a .............. A-1+     VMIG-1         700         700,000
   New York, New York, G.O., Sub
     Series A-4, (LOC: Chase),
     Variable Rate Daily Demand
     Note
     3.85%, 8/1/23 a .............. A-1+     VMIG-1         500         500,000
   New York, New York, G.O., Sub
     Series A-5, (LOC:KBC Bank
     N.V.), Variable Rate Daily
     Demand Note
     4.00%, 8/1/16 a .............. A-1+     VMIG-1       2,500       2,500,000
   New York, New York, G.O., Sub
     Series A-8, (LOC: Morgan
     Guaranty), Variable Rate Daily
     Demand Note
     4.00%, 8/1/17 a .............. A-1+     VMIG-1       3,100       3,100,000
   New York, New York, G.O., Sub
     Series A-8, (LOC: Morgan
     Guaranty), Variable Rate Daily
     Demand Note
     4.00%, 8/1/18 a .............. A-1+     VMIG-1       2,100       2,100,000
   New York, New York, G.O., Sub
     Series B-2 (LOC: Morgan
     Guaranty), Variable Rate Daily
     Demand Note
     4.10%, 8/15/18 a ............. A-1+     VMIG-1         500         500,000
   New York, New York, G.O., Sub
     Series B-2, (Morgan Guaranty
     Trust), Variable Rate Daily
     Demand Note
     4.10%, 8/15/19 a ............. A-1+     VMIG-1         100         100,000
   New York, New York, G.O., Sub
     Series B-2, (Morgan Guaranty
     Trust), Variable Rate Daily
     Demand Note
     4.10%, 8/15/20 a ............. A-1+     VMIG-1       1,000       1,000,000
   New York, New York, G.O., Sub
     Series B-2, (Morgan Guaranty
     Trust), Variable Rate Daily
     Demand Note
     4.10%, 8/15/21 a ............. A-1+     VMIG-1         550         550,000
   New York, New York, Sub Series
     A-10, (LOC: Morgan Guaranty),
     Variable Rate Daily Demand
     Note
     4.10%, 8/1/16 a .............. A-1+     VMIG-1       2,400       2,400,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                           MARCH 31, 2000

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
NEW YORK (continued)
   New York, New York, Sub Series
     A-10, (LOC: Morgan Guaranty),
     Variable Rate Daily Demand
     Note
     4.10%, 8/1/17 a .............. A-1+     VMIG-1      $  200   $     200,000
                                                                  -------------
                                                                    151,664,910
                                                                  -------------
 NORTH CAROLINA - 5.5%
   Charlotte-Mecklenberg Hospital
     Authority, North Carolina,
     Health Care System Revenue,
     Series C, Variable Rate Weekly
     Demand Note
     3.90%, 1/15/26 a ............. A-1+     VMIG-1      10,000      10,000,000
   Charlotte-Mecklenberg Hospital
     Authority, North Carolina,
     Health Care System Revenue,
     Series D, Variable Rate Weekly
     Demand Note
     3.80%, 1/15/26 a ............. A-1+     VMIG-1      17,000      17,000,000
   North Carolina Medical Care
     Commission Hospital Revenue,
     (Moses H. Cone Memorial
     Hospital Project), Series B,
     Variable Rate Weekly Demand
     Note
     3.95%, 6/1/22 a .............. A-1+     VMIG-1      24,900      24,900,000
   North Carolina Medical Care
     Commission Hospital Revenue,
     (Moses H. Cone Memorial
     Hospital Project), Variable
     Rate Weekly Demand Note
     3.95%, 9/1/02 a .............. A-1+       --         5,475       5,475,000
   North Carolina Medical Care
     Commission Hospital Revenue,
     (Moses H. Cone Memorial
     Hospital Project), Variable
     Rate Weekly Demand Note
     3.95%, 9/1/05 a .............. A-1+       --        10,700      10,700,000
   North Carolina Medical Care
     Commission Hospital Revenue,
     (North Carolina Baptist
     Hospital Project), Series B,
     Variable Rate Weekly Demand
     Note
     3.95%, 10/1/23 a ............. A-1+     VMIG-1       6,100       6,100,000
   North Carolina State Highway,
     G.O., Series A
     4.50%, 5/1/00 ................ AAA        Aaa        2,065       2,065,852

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
NORTH CAROLINA (continued)
   North Carolina State University
     (Raleigh), (Centennial
     Project), Series A, (FSA
     Insured), Variable Rate Weekly
     Demand Note
     3.85%, 12/15/19 a ............ A-1+       --       $ 2,000   $   2,000,000
   North Carolina State, G.O.,
     (Public School Building),
     4.50%, 4/1/01 ................ AAA        Aaa        4,440       4,453,625
   Wake County, North Carolina,
     (Industrial Facilities &
     Pollution Control Financing
     Authority), (LOC: Bank of New
     York), Series B, Variable Rate
     Daily Demand Note
     4.10%, 6/15/14 a ............. A-1+     VMIG-1      14,500      14,500,000
                                                                  -------------
                                                                     97,194,476
                                                                  -------------
OHIO - 2.8%
   Columbus, Ohio, G.O., Series 1,
     5.50%, 6/15/00 ............... AAA        Aaa        2,295       2,302,168
   Ohio State University, Series B,
     Variable Rate Weekly Demand Note
     3.75%, 12/1/14 a ............. A-1+     VMIG-1       5,850       5,850,000
   Ohio State University, Variable
     Rate Weekly Demand Note
     3.95%, 12/1/07 a ............. A-1+     VMIG-1      14,000      14,000,000
   Ohio State University, Variable
     Rate Weekly Demand Note
     3.95%, 12/1/17 a ............. A-1+     VMIG-1       5,250       5,250,000
   Ohio State University, Variable
     Rate Weekly Demand Note
     3.95%, 12/1/27 a ............. A-1+     VMIG-1       9,110       9,110,000
   Ohio State, Air Quality
     Development Authority, Series
     A, (LOC: UBS AG), Variable
     Rate Daily Demand Note
     4.10%, 12/1/15 a ............. A-1+       --         6,700       6,700,000
   Ohio State, G.O.,
     5.70%, 8/1/00 ................ AA+        Aa1        1,000       1,005,646
   Ohio State, G.O.,
     6.00%, 8/1/00 ................ AA+        Aa1        1,000       1,006,884
   Ohio State, G.O., Highway
     Capital Improvements, Series B
     4.25%, 5/1/00 ................ AAA        Aa1        3,000       3,000,876

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                           MARCH 31, 2000

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
OHIO (continued)
   Ohio State, Water Development
     Authority, P.C.R., (MBIA
     Insured), Revenue Bond
     6.00%, 6/1/00 ................ AAA        Aaa      $ 2,000   $   2,007,371
                                                                  -------------
                                                                     50,232,945
                                                                  -------------
OKLAHOMA - 2.1%
   Oklahoma State Industrial
     Authority, (Integris Health),
     Series B, (MBIA Insured),
     Variable Rate Daily Demand
     Note
     3.95%, 8/15/29a .............. A-1+     VMIG-1      38,300      38,300,000
                                                                  -------------
PENNSYLVANIA - 0.4%
   Delaware County, Pennsylvania,
     P.C.R., (Philadelphia Electric
     Company), Series A, Variable
     Rate Daily Demand Note
     3.95%, 8/1/16 ................ A-1+       P-1        1,000       1,000,000
   Pennsylvania State, G.O.,
     First Series, (MBIA Insured)
     4.80%, 4/15/01 ............... AA         Aa3        1,000       1,004,584
   Pennsylvania State, G.O.,
     Second Series
     4.50%, 8/1/00 ................ AA         Aa3        2,000       2,003,158
   Pennsylvania State, Higher
     Educational Facility
     Authority, Carnegie Mellon
     University, Series C, Variable
     Rate Daily Demand Note
     3.95%, 11/1/29 a ............. A-1+       --         1,500       1,500,000
   Pennsylvania State, Higher
     Educational Facility
     Authority, Carnegie Mellon
     University, Series D, Variable
     Rate Daily Demand Note
     3.95%, 11/1/30 a ............. A-1+       --         1,000       1,000,000
                                                                  -------------
                                                                      6,507,742
                                                                  -------------
SOUTH CAROLINA - 0.7%
   Rock Hill, South Carolina,
     Utility System Revenue, Series
     B, (AMBAC Insured), Variable
     Rate Weekly Demand Note
     3.80%, 1/1/23 a .............. A-1+     VMIG-1       5,335       5,335,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
SOUTH CAROLINA (continued)
   South Carolina State, G.O.,
     Capital Improvement
     5.50%, 4/1/00 ................ AAA        Aaa      $ 1,500   $   1,500,050
   South Carolina State, G.O.,
     Capital Improvement
     4.50%, 8/1/00 ................ AAA        Aaa        3,225       3,232,379
   South Carolina State, G.O.,
     Capital Improvement
     6.35%, 3/1/01 ................ AAA        Aaa        3,200       3,260,992
                                                                  -------------
                                                                     13,328,421
                                                                  -------------
TENNESSEE - 3.9%
   Memphis, Tennessee, G.O., Series
     A, Variable Rate Weekly Demand
     Note
     3.95%, 8/1/04 a .............. A-1+     VMIG-1       2,500       2,500,000
   Memphis, Tennessee, G.O., Series
     A, Variable Rate Weekly Demand
     Note
     3.95%, 8/1/07 a .............. A-1+     VMIG-1       2,800       2,800,000
   Metropolitan Government,
     Nashville & Davidson County,
     Tennessee G.O.
     4.625%, 5/15/00 .............. AA         Aa2        1,000       1,000,717
   Tennessee School Bond Authority,
     Tax Exempt Commercial Paper,
     3.60%, 4/10/00 ............... A-1+       P-1        5,000       5,000,000
   Tennessee School Bond Authority,
     Tax Exempt Commercial Paper,
     3.95%, 5/18/00 ............... A-1+       P-1        2,000       2,000,000
   Tennessee School Bond Authority,
     Tax Exempt Commercial Paper,
     3.60%, 5/5/00 ................ A-1+       P-1        6,700       6,700,000
   Tennessee School Bond Authority,
     Tax Exempt Commercial Paper,
     3.65%, 5/5/00 ................ A-1+       P-1        8,000       8,000,000
   Tennessee State, G.O.
     4.00%, 5/1/00 ................ AAA        Aaa        3,830       3,832,135
   Tennessee State, G.O.
     5.00%, 5/1/00 ................ AAA        Aaa        3,850       3,854,872
   Tennessee State, G.O.
     6.10%, 6/1/00 ................ AAA        Aaa        1,425       1,431,556
   Tennessee State, G.O.
     6.10%, 6/1/00 ................ AAA        Aaa        1,550       1,556,957
   Tennessee State, G.O.
     4.00%, 8/17/00 ............... AAA        Aaa       15,000      15,000,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                           MARCH 31, 2000

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
TENNESSEE (continued)
   Tennessee State, G.O., Variable
     Rate Weekly Demand Note
     3.90%, 7/2/01 a .............. A-1+     VMIG-1     $15,000  $   15,000,000
                                                                 ---------------
                                                                     68,676,237
                                                                 ---------------
TEXAS - 9.0%
   Angelina & Neches River
     Authority, Texas, Industrial
     Development Corporation, Solid
     Waste Revenue, (LOC: Wells
     Fargo Bank), Variable Rate
     Daily Demand Note
     4.00%, 5/1/14 a .............. --         P-1        1,200       1,200,000
   City of Houston, Texas, G.O.,
     Series A, Tax Exempt
     Commercial Paper
     3.65%, 4/6/00 ................ A-1+     VMIG-1       4,000       4,000,000
   City of Houston, Texas, G.O.,
     Series B, Tax Exempt
     Commercial Paper
     3.80%, 4/10/00 ............... A-1+     VMIG-1       5,000       5,000,000
   City of Houston, Texas, G.O.,
     Series B, Tax Exempt
     Commercial Paper
     3.85%, 4/10/00 ............... A-1+     VMIG-1       5,500       5,500,000
   City of Houston, Texas, G.O.,
     Series B, Tax Exempt
     Commercial Paper
     3.75%, 4/6/00 ................ A-1+     VMIG-1       4,000       4,000,000
   City of Houston, Texas, G.O.,
     Series B, Tax Exempt
     Commercial Paper
     3.90%, 5/18/00 ............... A-1+     VMIG-1       2,000       2,000,000
   City of Houston, Texas, G.O.,
     Series B, Tax Exempt
     Commercial Paper
     3.90%, 5/18/00 ............... A-1+     VMIG-1       1,000       1,000,000
   City of Houston, Texas, TRAN
     4.25%, 6/30/00 ............... SP-1+     MIG-1      12,000      12,014,575
   Dallas County, Texas, G.O.,
     5.85%, 8/15/00 ............... AAA        Aaa        1,750       1,761,043
   Dallas County, Texas, G.O.,
     5.50%, 8/15/00 ............... AAA        Aaa        1,750       1,760,220
   Dallas, Texas, G.O.
     5.90%, 2/15/01 ............... AAA        Aaa        1,000       1,014,252
   Dallas, Texas, G.O.
     6.00%, 2/15/01 ............... AAA        Aaa        2,750       2,791,973
   Dallas, Texas, G.O.
     6.75%, 4/1/01 ................ AAA        Aaa        1,810       1,853,319
   Fort Worth, Texas, G.O., Series A
     5.30%, 3/1/01 ................ AA         Aa2        3,500       3,532,506

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
TEXAS (continued)
   Harris County, Texas, G.O., Tax
     Exempt Commercial Paper
     3.95%, 5/15/00 ............... A-1+       P-1      $ 4,200   $   4,200,000
   Harris County, Texas, G.O., Toll
     Road, Series G, Variable Rate
     Weekly Demand Note
     3.90%, 8/1/20 a .............. A-1+     VMIG-1       1,000       1,000,000
   Harris County, Texas, G.O., Toll
     Road, Series H, Variable Rate
     Weekly Demand Note
     3.90%, 8/1/20 a .............. A-1+     VMIG-1       8,100       8,100,000
   Sabine River Authority, Texas,
     P.C.R., Utilities Electric
     Company, (LOC: UBS AG),
     Variable Rate Daily Demand
     Note
     4.10%, 6/1/30 a .............. A-1+     VMIG-1       5,550       5,550,000
   Texas Higher Education
     Authority, Series B, (FGIC
     Insured), Variable Rate Weekly
     Demand Note
     3.90%, 12/1/25 a ............. A-1+     VMIG-1       3,025       3,025,000
   Texas State, TRAN
     4.50%, 8/31/00 ............... SP-1+     MIG-1      67,550      67,736,612
   University of Texas, Revenue Bond,
     Series A
     5.50%, 8/15/00 a ............. AAA        Aa1        2,265       2,277,361
   University of Texas, Revenue Bond,
     Series B
     4.50%, 8/15/00 ............... AAA        Aa1        2,710       2,714,914
   University of Texas, Revenue Bond,
     Series B
     5.50%, 8/15/00 ............... AAA        Aa1        1,375       1,382,524
   University of Texas, Texas,
     Permanent University Fund,
     Revenue Bond
     5.00%, 7/1/00 ................ AAA        Aaa        4,070       4,084,187
   University of Texas, Texas, Tax
     Exempt Commercial Paper
     3.75%, 6/8/00 ................ A-1+       P-1        3,000       3,000,000
   University of Texas, Texas, Tax
     Exempt Commercial Paper
     3.80%, 6/8/00 ................ A-1+       P-1        1,000       1,000,000
   University of Texas, Texas, Tax
     Exempt Commercial Paper
     3.90%, 8/3/00 ................ A-1+       P-1        5,000       5,000,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                           MARCH 31, 2000

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
TEXAS (continued)
   University of Texas, Texas, Tax
     Exempt Commercial Paper
     3.85%, 8/9/00 ................ A-1+       P-1      $ 3,155   $   3,155,000
                                                                  -------------
                                                                    159,653,487
                                                                  -------------
UTAH - 1.8%
   Utah State, G.O.
     4.70%, 7/1/00 ................ AAA        Aaa        3,325       3,334,409
   Utah State, G.O., Variable Rate
     Weekly Demand Note
     3.85%, 7/1/16 a .............. A-1+     VMIG-1      10,700      10,700,000
   Utah State, G.O., Variable Rate
     Weekly Demand Note
     3.85%, 7/1/16 a .............. A-1+     VMIG-1       7,025       7,025,000
   Utah State, G.O., Variable Rate
     Weekly Demand Note
     3.85%, 7/1/16 a .............. A-1+     VMIG-1       6,000       6,000,000
   Utah Transit Authority Sales Tax
     & Transportation Revenue,
     (LOC: Bayerische Landesbank),
     Variable Rate Weekly Demand
     Note
     3.85%, 5/1/28 a .............. A-1+       --         5,100       5,100,000
                                                                  -------------
                                                                     32,159,409
                                                                  -------------
VERMONT - 0.3%
   Vermont, G.O., Series B
     5.20%, 8/1/00 ................ AA         Aa1        5,000       5,017,991
                                                                  -------------
VIRGINIA - 0.2%
   Arlington County, Virginia, G.O.
     4.00%, 6/1/00 ................ AAA        Aaa        1,400       1,401,267
   Fairfax County, Virginia, G.O.,
     Series A
     7.00%, 6/1/00 ................ AAA        Aaa        1,500       1,508,508
   Virginia Commonwealth
     Transportation Board,
     (Northern Virginia
     Transportation District),
     Series A
     4.75%, 5/15/00 ............... AA         Aa2        1,515       1,516,475
                                                                  -------------
                                                                      4,426,249
                                                                  -------------
44

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
WASHINGTON - 0.1%
   Seattle, Washington, Municipal
     Light and Power Revenue,
     Revenue Bond, Series B
     5.10%, 8/1/00 ................ AA         Aa2      $ 2,250   $   2,257,428
                                                                  -------------
WISCONSIN - 2.2%
   LaCrosse, Wisconsin, P.C.R.,
     (Dairyland Power Coop), Series
     B, (AMBAC Insured), Variable
     Rate Daily Demand Note
     4.05%, 2/1/15 a .............. A-1+     VMIG-1      11,100      11,100,000
   Oak Creek, Wisconsin, P.C.R.,
     (Wisconsin Electric Power
     Company Project), Variable
     Rate Weekly Demand Note
     3.90%, 8/1/16 a .............. A-1+       P-1        3,200       3,200,000
   Pleasant Prairie, Wisconsin,
     P.C.R., (Wisconsin Electric
     Power Company Project),
     Variable Rate Weekly Demand
     Note
     3.95%, 3/1/06 a .............. A-1+       P-1          100         100,000
   Pleasant Prairie, Wisconsin,
     P.C.R., Series A, (Wisconsin
     Electric Power Company
     Project), Variable Rate Weekly
     Demand Note
     3.95%, 9/1/30 a .............. A-1+     VMIG-1         500         500,000
   Pleasant Prairie, Wisconsin,
     P.C.R., Series B, (Wisconsin
     Electric Power Company
     Project), Variable Rate Weekly
     Demand Note
     3.95%, 9/1/30 a .............. A-1+     VMIG-1      11,150      11,150,000
   Wisconsin State, G.O., Series 1
     4.00%, 5/1/00 ................ AA         Aa2        1,740       1,741,014
   Wisconsin State, G.O., Series 1
     4.50%, 5/1/00 ................ AA         Aa2        1,920       1,921,888
   Wisconsin State, G.O., Series 1
     5.00%, 5/1/00 ................ AA         Aa2        3,000       3,004,228
   Wisconsin State, Transportation
     Revenue, (LOC: Bayerische
     Landesbank 33.3%, Westdeutsche
     Landesbank 66.7%), Tax Exempt
     Commercial Paper
     3.80%, 4/4/00 ................ A-1+       P-1        1,011       1,011,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                           MARCH 31, 2000

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
WISCONSIN (continued)
   Wisconsin State, Transportation
     Revenue, (LOC: Bayerische
     Landesbank 33.3%, Westdeutsche
     Landesbank 66.7%), Tax Exempt
     Commercial Paper
     3.75%, 4/5/00 ................ A-1+       P-1      $ 4,655   $   4,655,000
                                                                  --------------
                                                                     38,383,129
                                                                  --------------
WYOMING - 4.6%
   Kemmerer, Wyoming, P.C.R.,
     (Exxon Project), Variable Rate
     Daily Demand
     3.95%, 11/1/14 a ............. A-1+       P-1        6,850       6,850,000
   Lincoln County, Wyoming, P.C.R.,
     (Exxon Project - C), Variable
     Rate Daily Demand Note
     3.95%, 11/1/14 a ............. A-1+       P-1        5,100       5,100,000
   Platte County, Wyoming, P.C.R.,
     Tri-State G&T, Variable Rate
     Daily Demand Note
     4.10%, 7/1/14a ............... --         P-1        7,800       7,800,000
   Platte County, Wyoming, P.C.R.,
     Tri-State G&T, Variable Rate
     Daily Demand Note
     4.10%, 7/1/14a ............... --         P-1        7,500       7,500,000
   Sublette County, Wyoming,
     P.C.R., (Exxon Project),
     Variable Rate Daily Demand
     Note
     3.95%, 11/1/14 a ............. A-1+       --        13,850      13,850,000
   Sweetwater County, Wyoming,
     P.C.R., Pacificorp Project,
     Series B, (LOC: Canadian
     Imperial Bank), Variable Rate
     Daily Demand Note
     4.05%, 1/1/14 a .............. A-1+       P-1        4,350       4,350,000
   Uinta County, Wyoming, P.C.R.,
     (B.P. Amoco), Variable Rate
     Daily Demand Note
     3.95%, 7/1/26 a .............. A-1+       Aa1        6,100       6,100,000
   Uinta County, Wyoming, P.C.R.,
     (Chevron U.S.A.), Variable
     Rate Daily Demand Note
     3.95%, 12/1/22 a ............. --         P-1       10,400      10,400,000
   Uinta County, Wyoming, P.C.R.,
     (Chevron U.S.A.), Variable
     Rate Daily Demand Note
     3.95%, 4/1/10 a .............. --         P-1          500         500,000

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------

                                      Rating(b)
                                    ---------------        Par
TAX-FREE SERIES (continued)         S&P     Moody's       (000)       Value
--------------------------------------------------------------------------------
WYOMING (continued)
   Wyoming State, TRAN
     4.00%, 6/27/00 ............... SP-1+      --       $20,100  $   20,119,025
                                                                 --------------
                                                                     82,569,025
                                                                 --------------
TOTAL INVESTMENTS--100.6%
   (Amortized Cost $1,791,621,821(c)) .........................    1,791,621,821

LIABILITIES IN EXCESS OF OTHER ASSETS--(0.6)% .................      (9,805,663)
                                                                  -------------
NET ASSETS--100.0% ............................................  $1,781,816,158
                                                                 ==============
Net Asset Value, Offering and Redemption Price Per:
   Tax-Free Share
     ($1,664,369,824 (DIVIDE) 1,664,677,357
     shares outstanding) ......................................           $1.00
                                                                          =====
   Tax-Free Institutional Share
     ($117,446,334 (DIVIDE) 117,472,002
     shares outstanding) ......................................           $1.00
                                                                          =====
------
a Demand  security;  payable  upon demand by the Fund with  usually no more than
  seven (7)   calendar   days'   notice.   Interest   rates   are   redetermined
  periodically.Rates shown are those in effect on March 31, 2000.
b Unaudited.
c Aggregate cost for financial reporting and federal tax purposes.

INVESTMENT ABBREVIATIONS:

   BAN     Bond Anticipation Notes
   FNMA    Federal National Mortgage Association
   FSA     Financial Security Assurance
   GO      General Obligation Bond
   LOC     Letter of Credit
   PCR     Pollution Control Revenue Bonds
   RAN     Revenue Anticipation Note
   RB      Revenue Bond
   TAN     Tax Anticipation Note
   TRAN    Tax Revenue Anticipation Note

INSURANCE ABBREVIATIONS:
   AMBAC   AMBAC Indemnity Corp.
   FGIC    Financial Guaranty Insurance Corporation
   MBIA    Municipal Bond Investors Assurance

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                           MARCH 31, 2000


TAX-FREE SERIES (concluded)
--------------------------------------------------------------------------------
MOODY'S MUNICIPAL RATINGS:
   Aaa     Judged to be of the best quality.
   Aa Judged to be of high quality by all standards. Issues are sometimes rated with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
   MIG-1   Notes of the best quality.
   VMIG-1 Variable rate demand obligations of the best quality. P-1 Commercial paper is of the best quality.

S&P MUNICIPAL RATINGS:
   AAA     Of the highest quality.
   AA      The second strongest capacity for payment of debt service.
           Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
   SP-1 Notes that have a strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are assigned a plus (+) designation.
   A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

         A DETAILED DESCRIPTION OF THE ABOVE RATINGS CAN BE FOUND IN THE
                   FUND'S STATEMENT OF ADDITIONAL INFORMATION.

                        SEE NOTES TO FINANCIAL STATEMENTS

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2000

                                         Prime         Treasury       Tax-Free
                                        Series          Series         Series
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income .................  $263,490,701  $ 40,668,636   $ 43,207,440
                                      ------------  ------------   ------------
EXPENSES:
   Investment advisory fees ........    12,216,487     1,954,567      3,345,662
   Distribution fees
     Deutsche Banc Alex. Brown
       Cash Reserve Prime, Treasury
       and Tax-Free Shares,
       respectively ................    10,408,188     1,798,100      2,877,907
     Flag Investors Class A Shares .        37,421            --             --
     Flag Investors Class B Shares .        35,959            --             --
     Quality Cash Reserve Shares ...       456,848            --             --
   Registration fees ...............     1,200,491       164,198        431,347
   Accounting fees .................       176,115       131,657        142,872
   Professional fees ...............       161,705        43,110         53,108
   Transfer agent fees .............     2,607,854       468,302        236,460
   Custodian fees ..................       396,407       112,587        118,406
   Directors' fees .................       168,828         5,904         29,897
   Shareholder service fees ........     2,106,168       359,515        575,581
   Miscellaneous ...................       268,398        33,964         63,565
                                      ------------  ------------   ------------
         Total expenses ............    30,240,869     5,071,904      7,874,805
         Less: Fees waived .........            --      (377,246)            --
                                      ------------  ------------   ------------
              Net expenses .........    30,240,869     4,694,658      7,874,805
                                      ------------  ------------   ------------
Net investment income ..............   233,249,832    35,973,978     35,332,635
                                      ------------  ------------   ------------
Net realized gain (loss) from
   security transactions ...........        23,373       119,476       (106,677)
                                      ------------  ------------   ------------
Net increase in net assets resulting
   from operations .................  $233,273,205  $ 36,093,454   $ 35,225,958
                                      ============  ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                       PRIME SERIES
--------------------------------------------------------------------------------
                                                 For the           For the
                                                Year Ended        Year Ended
                                                 March 31,         March 31,
                                                ----------        ----------
                                                   2000              1999
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
     Net investment income ................  $   233,249,832   $   178,689,887
   Net realized gain (loss) from
     security transactions ................           23,373            88,481
                                             ---------------   ---------------
   Net increase in net assets resulting
     from operations ......................      233,273,205       178,778,368
                                             ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Deutsche Banc Alex. Brown Cash Reserve
       Prime Shares, Treasury Shares and
       Tax-Free Shares, respectively ......     (204,114,790)     (151,410,202)
     Deutsche Banc Alex. Brown Cash Reserve
       Prime Institutional Shares,
       Treasury Institutional Shares and
       Tax-Free Institutional Shares,
       respectively .......................      (24,839,929)      (16,058,016)
     Flag Investors Class A Shares ........         (729,448)         (435,677)
     Flag Investors Class B Shares ........         (154,996)          (72,373)
     Flag Investors Class C Shares ........           (2,633)               --
     Quality Cash Reserve Shares ..........       (3,408,016)      (10,713,744)
                                             ---------------   ---------------
     Total distributions ..................     (233,249,812)     (178,690,012)
                                             ---------------   ---------------
CAPITAL SHARE TRANSACTIONS, NET ...........    2,291,071,504       496,268,896
                                             ---------------   ---------------
   Total increase (decrease) in net assets     2,291,094,897       496,357,252
NET ASSETS:
   Beginning of period ....................    4,213,766,352     3,717,409,100
                                             ---------------   ---------------
   End of period ..........................  $ 6,504,861,249   $ 4,213,766,352
                                             ===============   ===============

--------------------------------------------------------------------------------
DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------

                                                      TREASURY SERIES                    TAX-FREE SERIES
                                            -------------------------------------------------------------------
                                                 For the           For the            For the         For the
                                               Year Ended        Year Ended         Year Ended      Year Ended
                                                March 31,         March 31,          March 31,       March 31,
                                                  2000              1999               2000            1999
                                               ----------        ----------         ----------      -----------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
     Net investment income ................ $    35,973,978   $    37,681,660   $    35,332,635   $    27,207,123
   Net realized gain (loss) from
     security transactions ................         119,476           156,495          (106,677)           18,413
                                            ---------------   ---------------   ---------------   ---------------
   Net increase in net assets resulting
     from operations ......................      36,093,454        37,838,155        35,225,958        27,225,536
                                            ---------------   ---------------   ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Deutsche Banc Alex. Brown Cash Reserve
       Prime Shares, Treasury Shares and
       Tax-Free Shares, respectively ......     (30,901,564)      (33,507,990)      (32,091,271)      (24,515,362)
     Deutsche Banc Alex. Brown Cash Reserve
       Prime Institutional Shares,
       Treasury Institutional Shares and
       Tax-Free Institutional Shares,
       respectively .......................      (5,013,361)       (4,334,875)       (3,357,831)       (2,746,989)
     Flag Investors Class A Shares ........              --                --                --                --
     Flag Investors Class B Shares ........              --                --                --                --
     Flag Investors Class C Shares ........              --                --                --                --
     Quality Cash Reserve Shares ..........              --                --                --                --
                                            ---------------   ---------------   ---------------   ---------------
     Total distributions ..................     (35,914,925)      (37,842,865)      (35,449,102)      (27,262,351)

CAPITAL SHARE TRANSACTIONS, NET ...........     (50,330,491)       42,060,849       650,048,249       214,160,192

   Total increase (decrease) in net
        assets                                  (50,151,962)       42,056,138       649,825,105       214,123,377
NET ASSETS:
   Beginning of period ....................     939,262,819       897,206,681     1,131,991,053       917,867,676
                                            ---------------   ---------------   ---------------   ---------------
   End of period .......................... $   889,110,857   $   939,262,819   $ 1,781,816,158   $ 1,131,991,053
                                            ===============   ===============   ===============   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

DEUTSCHE BANC ALEX. BROWN CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                 For the
                                               Year Ended
                                                March 31,                     For the Years Ended March 31,
                                              ------------    --------------------------------------------------------------
                                                  2000             1999              1998           1997            1996
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period ... $         1.00  $         1.00   $         1.00  $        1.00   $        1.00
                                              --------------  --------------   --------------  -------------   -------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ....................         0.0480          0.0473           0.0494         0.0478          0.0524
LESS DISTRIBUTIONS:
   Dividends from net investment income .....        (0.0480)        (0.0473)         (0.0494)       (0.0478)        (0.0524)
                                              --------------  --------------   --------------  -------------   -------------
   Net asset value at end of period ......... $         1.00  $         1.00   $         1.00  $        1.00   $        1.00
                                              ==============  ==============   ==============  =============   =============
TOTAL RETURN:
   Based on net asset value per share .......           4.90%           4.84%            5.05%          4.88%           5.36%
RATIOS TO AVERAGE NET ASSETS:
   Expenses .................................           0.66%           0.63%            0.67%          0.63%           0.60%
   Net investment income ....................           4.90%           4.71%            4.94%          4.78%           5.21%
SUPPLEMENTAL DATA:
   Net assets at end of period .............. $5,772,616,045  $3,727,990,170   $3,164,537,551 $2,545,532,365  $2,386,681,216
   Number of shares outstanding at
      end of period .........................  5,772,511,318   3,727,906,079    3,164,529,071  2,545,523,885   2,386,684,392

                       SEE NOTES TO FINANCIAL STATEMENTS.

52-53

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR SHARES OUTSTANDING THROUGHOUT EACH PERIOD)

DEUTSCHE BANC ALEX. BROWN CASH RESERVE PRIME INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                 For the
                                               Year Ended
                                                March 31,                     For the Years Ended March 31,
                                              ------------    --------------------------------------------------------------
                                                  2000             1999              1998           1997            1996
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period ..  $       1.00    $       1.00     $       1.00    $        1.00   $        1.00
                                              ------------    ------------     ------------    -------------   -------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ...................        0.0511          0.0499           0.0519           0.0503          0.0548
LESS DISTRIBUTIONS:
   Dividends from net investment income ....       (0.0511)        (0.0499)         (0.0519)         (0.0503)        (0.0548)
                                              ------------    ------------     ------------    -------------   -------------
   Net asset value at end of period ........  $       1.00    $       1.00     $       1.00    $        1.00   $        1.00
                                              ============    ============     ============    =============   =============
TOTAL RETURN:
  Based on net asset value per share .......          5.24%           5.11%            5.31%            5.15%           5.62%
RATIOS TO AVERAGE NET ASSETS:
   Expenses ................................          0.33%           0.36%            0.42%            0.38%           0.35%
   Net investment income ...................          5.07%           4.98%            5.22%            5.04%           5.32%
SUPPLEMENTAL DATA:
   Net assets at end of period .............  $637,767,262    $388,447,492     $317,971,693    $ 117,812,047   $  53,699,315
   Number of shares outstanding at
      end of period ........................   637,758,133     388,440,636      317,971,413       17,811,768      53,699,535

                       SEE NOTES TO FINANCIAL STATEMENTS.

54-55

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR SHARES OUTSTANDING THROUGHOUT EACH PERIOD)

DEUTSCHE BANC ALEX. BROWN CASH RESERVE TREASURY SHARES
--------------------------------------------------------------------------------

                                                 For the
                                               Year Ended
                                                March 31,                     For the Years Ended March 31,
                                              ------------    --------------------------------------------------------------
                                                  2000             1999              1998           1997            1996
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period ..  $       1.00    $       1.00     $       1.00    $        1.00   $        1.00
                                              ------------    ------------     ------------    -------------   -------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                            0.0431          0.0427           0.0464           0.0453          0.0494
LESS DISTRIBUTIONS:
   Dividends from net investment income            (0.0431)        (0.0427)         (0.0464)         (0.0453)        (0.0494)
                                              ------------    ------------     ------------    -------------   -------------
   Net asset value at end of period           $       1.00    $       1.00     $       1.00    $        1.00   $        1.00
                                              ============    ============     ============    =============   =============
TOTAL RETURN:
   Based on net asset value per share                 4.40%           4.35%            4.74%            4.63%           5.05%
RATIOS TO AVERAGE NET ASSETS:
   Expenses after waivers                             0.62%           0.58%            0.59%            0.61%           0.58%
   Expenses before waivers                            0.66%           0.58%            0.59%            0.61%           0.58%
   Net investment income                              4.43%           4.26%            4.65%            4.54%           4.94%
SUPPLEMENTAL DATA:
   Net assets at end of period                $790,442,614    $816,700,318     $798,426,658    $ 678,444,803   $ 666,814,158
   Number of shares outstanding at
     end of period                             790,218,742     816,622,190      798,354,129      678,391,386     666,762,028

                       SEE NOTES TO FINANCIAL STATEMENTS.

56-57

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR SHARES OUTSTANDING THROUGHOUT EACH PERIOD)

DEUTSCHE BANC ALEX. BROWN CASH RESERVE
TREASURY INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                 For the
                                               Year Ended
                                                March 31,                     For the Years Ended March 31,
                                              ------------    --------------------------------------------------------------
                                                  2000             1999              1998           1997            1996
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period ..  $       1.00    $       1.00     $       1.00    $        1.00   $        1.00
                                              ------------    ------------     ------------    -------------   -------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ...................        0.0462          0.0453           0.0489           0.0481          0.0523
LESS DISTRIBUTIONS:
   Dividends from net investment income ....       (0.0462)        (0.0453)         (0.0489)         (0.0481)        (0.0523)
                                              ------------    ------------     ------------    -------------   -------------
   Net asset value at end of period ........  $       1.00    $       1.00     $       1.00    $        1.00   $        1.00
                                              ============    ============     ============    =============   =============
TOTAL RETURN:
   Based on net asset value per share ......          4.72%           4.63%            5.00%            4.92%           5.36%
RATIOS TO AVERAGE NET ASSETS:
   Expenses after waivers ..................          0.25%           0.33%            0.34%            0.33%           0.33%
   Expenses before waivers .................          0.28%           0.33%            0.34%            0.33%           0.33%
   Net investment income ...................          3.85%           4.54%            4.91%            4.81%           5.12%
SUPPLEMENTAL DATA:
   Net assets at end of period .............  $ 98,668,243    $122,562,501     $ 98,780,023    $  61,208,770   $  51,822,757
   Number of shares outstanding at
      end of period ........................    98,634,670     122,561,713       98,768,925       61,199,345      51,823,226

                       SEE NOTES TO FINANCIAL STATEMENTS.

58-59

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR SHARES OUTSTANDING THROUGHOUT EACH PERIOD)

DEUTSCHE BANC ALEX. BROWN CASH RESERVE TAX-FREE SHARES
--------------------------------------------------------------------------------

                                                 For the
                                               Year Ended
                                                March 31,                     For the Years Ended March 31,
                                              ------------    --------------------------------------------------------------
                                                  2000             1999              1998           1997            1996
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period ..$         1.00  $         1.00     $       1.00    $        1.00   $        1.00
                                            --------------  --------------     ------------    -------------   -------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ...................        0.0276          0.0277           0.0306           0.0286          0.0318
LESS DISTRIBUTIONS:
   Dividends from net investment income ....       (0.0276)        (0.0277)         (0.0306)         (0.0286)        (0.0318)
                                            --------------  --------------     ------------    -------------   -------------
   Net asset value at end of period ........$         1.00  $         1.00     $       1.00    $        1.00   $        1.00
                                            ==============  ==============     ============    =============   =============
TOTAL RETURN:
   Based on net asset value per share ......          2.80%           2.81%            3.10%            2.90%           3.23%
RATIOS TO AVERAGE NET ASSETS:
   Expenses ................................          0.67%           0.58%            0.60%            0.62%           0.60%
   Net investment income ...................          2.85%           2.74%            3.05%            2.86%           3.16%
SUPPLEMENTAL DATA:
   Net assets at end of period .............$1,664,369,824  $1,047,391,315     $841,184,924    $ 647,212,025   $ 571,507,000
   Number of shares outstanding at
     end of period ......................... 1,664,677,357   1,047,493,739      841,258,030      647,283,274     571,593,265

                       SEE NOTES TO FINANCIAL STATEMENTS.

60-61

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR SHARES OUTSTANDING THROUGHOUT EACH PERIOD)
DEUTSCHE BANC  ALEX. BROWN CASH RESERVE
TAX-FREE INSTITUTIONAL SERIES
--------------------------------------------------------------------------------
                                                                For the Period
                                       For the        For the    June 2, 1997 1
                                     Year Ended     Year Ended      through
                                      March 31,      March 31,     March 31,
                                     ----------     ----------  --------------
                                        2000           1999          1998
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning
     of period ...................  $       1.00    $      1.00    $      1.00
                                    ------------    -----------    -----------
INCOME FROM INVESTMENT
OPERATIONS:
   Net investment income .........        0.0306         0.0303         0.0273
LESS DISTRIBUTIONS:
   Dividends from net investment
     income ......................       (0.0306)       (0.0303)       (0.0273)
                                    ------------    -----------    -----------
   Net asset value at
      end of period ..............  $       1.00    $      1.00    $      1.00
                                    ============    ===========    ===========
TOTAL RETURN:
   Based on net asset value
     per share ...................          3.10%          3.07%          2.76%
RATIOS TO AVERAGE NET ASSETS:
   Expenses ......................          0.27%          0.33%          0.35%2
   Net investment income .........          2.35%          3.03%          3.29%2
SUPPLEMENTAL DATA:
   Net assets at end of period ...  $117,446,334    $84,599,738    $76,682,752
   Number of shares outstanding
     at end of period ............   117,472,002     84,607,371     76,682,889

--------
1 Commencement of operations.
2 Annualized

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

     Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. ("the Fund") began operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end Investment Management Company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

     The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of six classes:
Deutsche Banc Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Flag Investors Cash Reserve Prime Shares Class C ("Flag Investors Class C Shares") Quality Cash Reserve Prime Shares ("Quality Cash Shares") and Deutsche Banc Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). The Treasury Series consists of two classes: Deutsche Banc Alex. Brown Cash Reserve Treasury Shares ("Treasury Shares") and Deutsche Banc Alex. Brown Cash Reserve Treasury Institutional Shares ("Treasury Institutional Shares"). The Tax-Free Series consists of two classes: Deutsche Banc Alex. Brown Cash Reserve Tax-Free Shares ("Tax-Free Shares") and Deutsche Banc Alex. Brown Cash Reserve Tax Free Institutional Shares ("Tax Free
Institutional Shares"). Shareholders can vote only on issues that affect the share classes they own. These financial statements present the Prime Series, the Treasury and the Tax-Free Series.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with accounting principles generally accepted in the United States. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. SECURITY VALUATION--Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940, and which approximates market value. Using this method, the Fund initially values a security at its purchased cost. The Fund then values the investment at amortized cost assuming a constant amortization to maturity of any discount or premium.

     B. REPURCHASE   AGREEMENTS--The  Prime  Series  may  enter  into  tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 1--CONCLUDED

     C. FEDERAL INCOME TAXES--The Fund determines its distributions according to income tax regulations, which may be different from accounting principles generally accepted in the United States. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

            The Fund is organized as a regulated  investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.

     D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the gain or loss on investments sold or redeemed. Interest income is recorded on an accrual basis and includes the amortization of premiums and accretion of discounts. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

     E. EXPENSES--Operating expenses for each share class are recorded on an accrual basis, and are charged to that classes' operations. If a Fund expense cannot be directly attributed to a share class, the expense is prorated among the classes that the expense affects and is based on the classes' relative net assets.

NOTE 2--INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

     Investment Company Capital Corp. ("ICCC"), a subsidiary of Deutsche Bank AG, is the investment advisor for all series. Under the terms of the investment advisory agreement, the Fund pays ICCC a fee. This fee is calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion, .23% of the next $1 billion and .22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of .02% of its average daily net assets. The Tax-Free Series pays an additional fee that is calculated daily and paid monthly at the annual rate of .03% of its average daily net assets.

     ICCC also provides accounting services to the Fund. As compensation for these services, the Prime Series, Treasury Series, and Tax-Free Series pay ICCC an annual fee that is calculated daily and paid monthly from the three series' average daily net assets. The Prime Series paid $176,115, the Treasury Series paid $131,657 and the Tax-Free Series paid $142,872 for accounting services for the year ended March 31, 2000.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2--CONTINUED

     ICCC also provides transfer agency services to the Fund. As compensation for its transfer agent services, the three series pay ICCC a per account fee that is calculated and paid monthly. The Prime Series paid $2,607,854, the Treasury Series paid $468,302 and the Tax-Free Series paid $236,460 to ICCC for transfer agent services for the year ended March 31, 2000.

     ICC Distributors, Inc., ("ICC Distributors"), provides distribution services to the Fund. As compensation for these services, the Prime Shares, Flag Investors Class A Shares, Treasury Shares and the Tax-Free Shares pay ICC Distributors an annual fee equal to 0.25% of these classes' average daily net assets. For the year ended March 31, 2000, distribution fees aggregated $10,408,188, $37,421, $1,798,100 and $2,877,907 for distribution services for the Prime Shares, Flag Investors Class A Shares, Treasury Shares and Tax-Free Shares, respectively. The Quality Cash Shares, Flag Investors Class B Shares and Flag Investors Class C Shares also pay ICC Distributors an annual fee for distribution services. This fee is equal to 0.60% of the Quality Cash Shares' aggregate average daily net assets or $456,848 for the year ended March 31, 2000, and 1.00% (includes a 0.25% shareholder servicing fee) of the Flag Investors Class B and Class C Shares' aggregate average daily net assets or $35,959 and a non-meaningful amount, respectively, for the year ended March 31, 2000.

     ICC Distributors is not affiliated with ICCC. ICCC and ICC Distributors may voluntarily waive a portion of their advisory or distribution fees for the Prime, Treasury and Tax-Free Series to preserve or enhance each series' performance. These voluntary waivers are contractual. ICCC did not waive any advisory fees for the Prime or Tax-Free Series for the year ended March 31, 2000. ICC Distributors voluntarily waived $114,329 of its distribution fees for the Quality Cash Shares for the period April 1, 1998 to December 31, 1998. There was no waiver from January 1, 1999 thru March 31, 2000.

     The Advisor waives a portion of its fees on the Treasury Series in the amount of 0.05%. Absent such fee waivers, Management Fees would be 0.25% and Total Fund Operating Expenses would be 0.66% on the Treasury Shares and Management Fees would be 0.25% and Total Fund Operating Expenses would be 0.28% on the Treasury Institutional Shares based on average daily net assets. The waiver is contractual and will continue until July 31, 2000 and may be extended.

     Effective January 1, 1999, the Fund has adopted a Shareholder Service Plan (the "Plan") for the Deutsche Banc Alex. Brown Cash Reserve Shares of the Prime, Treasury and Tax-Free Series of the Fund ("Shares") in order to provide compensation to third parties who provide shareholder services to clients, who from time to time beneficially own shares. In consideration of these services provided by any Shareholder Servicing Agent, the Fund will pay the Distributor an annual fee, calculated daily and paid monthly, equal to 0.05% of the shares' average daily net assets.

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2--CONCLUDED

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense/(credit) allocated to the Fund for the year ended March 31, 2000 was $(49,685) for the Prime Series, $(27,048) for the Treasury Series and $(25,139) for the Tax-Free Series. The accrued liability at March 31, 2000 was $194,571 for the Prime Series, $47,049 for the Treasury Series and $63,708 for the Tax-Free Series.

NOTE 3--CAPITAL STOCK AND SHARE INFORMATION

     The Fund is authorized to issue up to 12.81 billion shares of $.001 par value capital stock (8.66 billion Prime Series, 1.55 billion Treasury Series,
2.25 billion Tax-Free Series and 350 million undesignated). Transactions in shares of the Fund were as follows:

                                                  For the          For the
                                                 Year Ended       Year Ended
                                               March 31, 2000   March 31, 1999
                                               --------------   --------------
PRIME SERIES:
   SOLD:
     Prime Shares ..........................   35,722,744,712   21,238,313,843
     Flag Investors Class A Shares .........      333,773,644       86,081,920
     Flag Investors Class B Shares .........       10,774,115        8,010,702
     Flag Investors Class C Shares .........        1,047,381               --
     Prime Institutional Shares ............    8,800,227,522    5,126,520,627
     Quality Cash Shares ...................      430,807,975    1,143,097,219
   ISSUED AS REINVESTMENT OF DIVIDENDS:
     Prime Shares ..........................      191,935,470      143,654,045
     Flag Investors Class A Shares .........          564,622          385,752
     Flag Investors Class B Shares .........          131,700           55,849
     Flag Investors Class C Shares .........            1,722               --
     Prime Institutional Shares ............       19,239,279       12,241,514
     Quality Cash Shares ...................        3,348,365       10,243,851
   REDEEMED:
     Prime Shares ..........................  (33,870,074,943) (20,818,590,880)
     Flag Investors Class A Shares .........     (331,152,236)     (81,176,425)
     Flag Investors Class B Shares .........      (10,282,099)      (5,895,153)
     Flag Investors Class C Shares .........         (270,588)              --
     Prime Institutional Shares ............   (8,570,149,304)  (5,068,292,918)
     Quality Cash Shares ...................     (441,595,833)  (1,298,381,050)
                                              ---------------  ---------------
       Net increase ........................    2,291,071,504      496,268,896
                                              ===============  ===============
66

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3--CONCLUDED

                                                  For the           For the
                                                 Year Ended        Year Ended
                                               March 31, 2000    March 31, 1999
                                               --------------    --------------
TREASURY SERIES:
   SOLD:
     Treasury Shares .........................   4,352,118,565    4,361,406,499
     Treasury Institutional Shares ...........     386,540,151      826,662,420
   ISSUED AS REINVESTMENT OF DIVIDENDS:
     Treasury Shares .........................      29,701,483       32,190,535
     Treasury Institutional Shares ...........       4,078,676        2,757,290
   REDEEMED:
     Treasury Shares .........................  (4,408,223,496)  (4,375,328,973)
     Treasury Institutional Shares ...........    (414,545,870)    (805,626,922)
                                                 -------------   --------------
       Net increase (decease) ................     (50,330,491)      42,060,849
                                                 =============   ==============
TAX-FREE SERIES:
   SOLD:
     Tax-Free Shares .........................   8,346,727,898    5,341,857,730
     Tax-Free Institutional Shares ...........     826,245,946    1,008,685,495
   ISSUED AS REINVESTMENT OF DIVIDENDS:
     Tax-Free Shares .........................      30,121,404       23,390,210
     Tax-Free Institutional Shares ...........       1,535,934        1,157,547
   REDEEMED:
     Tax-Free Shares .........................  (7,759,665,684)  (5,159,012,230)
     Tax-Free Institutional Shares ...........    (794,917,249)  (1,001,918,516)
                                                 -------------   --------------
       Net increase ..........................     650,048,249      214,160,192
                                                 =============   ==============

NOTE 4--NET ASSETS

                                      Prime        Treasury       Tax-Free
                                     Series         Series         Series
                                 --------------  ------------ --------------
Paid-in capital ................ $6,504,742,514  $888,849,222 $1,782,150,743
Undistributed net investment
    income (distribution in
    excess) ....................         95,362       142,159       (171,695)
Undistributed net realized
   gain/(loss) on
   sales of investments ........         23,373       119,476       (162,890)
                                ---------------  ------------ --------------
                                 $6,504,861,249  $889,110,857 $1,781,816,158
                                 ==============  ============ ==============

DEUTSCHE BANC ALEX. BROWN CASH RESERVE SHARES
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

NOTE 5--CAPITAL LOSS CARRYFORWARDS

     At March 31, 2000 capital loss carryforwards available as a reduction against future net realized capital gains aggregate as follow:

                                         Capital Loss Carryforward
              Net Realized                    Expiration Year
              Capital Loss   -------------------------------------------------
              Carryforwards   2000    2001     2002     2003    2004 and after
              -------------  ------  ------   ------   ------   --------------
Prime Series          --        --       --       --       --               --
Treasury Series       --        --       --       --       --               --
Tax-Free Series $108,988       $--   $6,268  $21,858  $26,991          $53,871

     The Tax-Free Series of Deutsche Banc Alex. Brown Cash Reserve Shares for the fiscal year ended March 31, 2000, has deferred post-October Capital Losses of $53,902 to next year.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. and Shareholders of the Prime, Treasury and Tax-Free Series:

     In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Prime,Treasury andTax-Free Series (the three Portfolios constituting the Deutsche Banc Alex. Brown Cash ReserveShares, hereafter referred to as the "Funds") at March 31, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
May 9, 2000

--------------------------------------------------------------------------------
                  IMPORTANT INCOME TAX INFORMATION (UNAUDITED)
                                 TAX-FREE SERIES
                               ------------------
One hundred percent of the dividends paid by the Tax-Free Series of Deutsche Banc Alex. Brown Cash Reserve Shares for the year ended March 31, 2000 qualified as exempt-interest dividends for federal income tax purposes.

                                 TREASURY SERIES
                               ------------------
One hundred percent of the dividends paid by the Treasury Series of Deutsche Banc Alex. Brown Cash Reserve Shares for the year ended March 31, 2000 were derived from interest on investments in direct obligations of the U.S. Treasury. Currently, most states allow the percentage of dividend income attributable to federal obligations to be exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received are exempt from state income tax.
--------------------------------------------------------------------------------

BOARD OF DIRECTORS
--------------------------------------------------------------------------------

                                 RICHARD T. HALE
                                    CHAIRMAN

                                 RICHARD R. BURT
                                    DIRECTOR

                               JOSEPH R. HARDIMAN
                                    DIRECTOR

                                  LOUIS E. LEVY
                                    DIRECTOR

                               EUGENE J. McDONALD
                                    DIRECTOR

                                REBECCA W. RIMEL
                                    DIRECTOR

                                TRUMAN T. SEMANS
                                    DIRECTOR

                               ROBERT H. WADSWORTH
                                    DIRECTOR

OFFICERS
--------------------------------------------------------------------------------
                               CARL W. VOGT, Esq.
                                    PRESIDENT

                                CHARLES A. RIZZO
                                    Treasurer

                                  AMY M. OLMERT
                                    SECRETARY

                                DANIEL O. HIRSCH
                               ASSISTANT SECRETARY

--------------------------------------------------------------------------------
                                   DISTRIBUTOR
                             ICC DISTRIBUTORS, INC.
                               Two Portland Square
                               Portland, ME 04101
                                 (207) 879-6200

                               INVESTMENT ADVISOR
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                               Baltimore, MD 21202

                                    CUSTODIAN
                                  BANKERS TRUST
                               130 Liberty Street
                               New York, NY 10006

                                 TRANSFER AGENT
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                               Baltimore, MD 21202
                                 (800) 553-8080

                             INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                              250 West Pratt Street
                               Baltimore, MD 21201

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

Deutsche Banc ALEX. BROWN CASH RESERVE SHARES
P.O. Box 1346
Baltimore, MD 21203